UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6165

                      (Investment Company Act File Number)

                  Federated Municipal Securities Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  8/31/07


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CALIFORNIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--98.7%
                  CALIFORNIA--97.9%
  $   500,000     ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California    $    539,180
                  Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032
      500,000     Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public          572,980
                  Improvements Project)/(FSA INS), 9/1/2016
      500,000     Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian             534,070
                  Asset Assurance INS), 10/1/2023
      605,000     Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028                         621,831
    1,000,000     Brentwood, CA Infrastructure Financing Authority, Infrastructure Refunding Revenue Bonds (Series         1,055,030
                  2006A), 5.00% (AMBAC INS), 9/2/2034
      500,000     California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific           532,040
                  University), 3/1/2019
      750,000     California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California                762,855
                  College of the Arts), 6/1/2035
    1,000,000     California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the       1,033,260
                  Pacific), 11/1/2036
      205,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55%               209,479
                  (AMBAC INS), 4/1/2028
      425,000     California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal             436,675
                  Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021
      425,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            443,016
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    1,000,000     California Health Facilities Financing Authority, INS Health Facilities Refunding Revenue Bonds          1,020,810
                  (Series 1997), 5.50% (ValleyCare Health System)/(California Mortgage Insurance GTD)/(Original
                  Issue Yield: 5.737%), 5/1/2020
      500,000     California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00%               512,455
                  (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2036
      435,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1996A), 6.00% (Catholic            440,115
                  Healthcare West)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.15%), 7/1/2017
    1,000,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern           1,006,970
                  California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028
      500,000     California Health Facilities Financing Authority, Revenue Bonds (Series 1999A), 6.125% (Cedars-            534,255
                  Sinai Medical Center)/(United States Treasury PRF 12/1/2009@101), 12/1/2030
      500,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75%                 512,295
                  (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030
    1,000,000     California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser       1,045,590
                  Permanente), 8/1/2031
    1,000,000     California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA       1,060,620
                  Insurance Corp. INS), 12/1/2016
    1,000,000   1 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,           1,039,790
                  Inc.), 4/1/2025
      750,000   1 California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.),                 775,545
                  Mandatory Tender 5/1/2014
      700,000     California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries,                   704,109
                  Inc.)/(Original Issue Yield: 6.95%), 11/1/2027
    1,000,000     California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource        1,003,950
                  Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014
       30,000     California Rural Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998 B-4), 6.35% (GNMA          30,585
                  Home Mortgage Program COL), 12/1/2029
      950,000     California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California                 969,874
                  Community Colleges)/(FGIC INS), 3/1/2032
       15,000     California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025                                            15,658
    1,000,000 1,2 California State, Residual Interest Tax-Exempt Securities (PA-1475), 4.31089% (Original Issue              941,040
                  Yield: 6.50%), 8/1/2030
      870,000     California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027                             913,013
      985,000     California State, UT GO Bonds, 5.125% (United States Treasury PRF 6/1/2011@100)/                         1,034,506
                  (Original Issue Yield: 5.40%), 6/1/2025
       20,000     California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019                                20,077
    1,000,000     California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023            1,055,000
    1,000,000     California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021                                          1,064,850
      400,000     California Statewide Communities Development Authority, COPs, 5.25% (St. Joseph Health System              408,456
                  Group, CA)/(United States Treasury PRF 7/1/2007@102)/(Original Issue Yield: 5.47%), 7/1/2021
    1,000,000     California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA                 1,043,920
                  INS)/(Original Issue Yield: 5.77%), 8/15/2018
      485,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St.            519,406
                  Mark's School), 6/1/2028
      400,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%                 436,664
                  (Prospect Sierra School)/(United States Treasury PRF 9/1/2010@103)/(Original Issue Yield: 6.85%),
                  9/1/2032
      400,000   1 California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875%               403,108
                  (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25%              1,025,770
                  (Daughters of Charity Health System), 7/1/2035
      750,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125%               757,740
                  (Front Porch at Walnut Village), 4/1/2037
      500,000   1 California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint                 530,155
                  School), 11/1/2031
    1,000,000     California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles                1,011,380
                  Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030
      500,000     Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds           528,685
                  (Series 2003), 5.875% (Talega Ranch), 9/1/2023
      500,000     Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original         510,960
                  Issue Yield: 5.33%), 9/1/2036
      455,000     Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024                497,602
    1,000,000     Chabot-Las Positas, CA Community College District, UT GO Bonds (Series 2006B), 5.00% (AMBAC INS),        1,052,510
                  8/1/2031
    1,000,000     Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset             1,026,910
                  Assurance INS), 8/1/2037
      250,000     Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A),          266,085
                  6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026
      425,000   1 Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%,            429,509
                  9/1/2036
    1,000,000     Coronado, CA Community Development Agency, Tax Allocation Bonds (Series 2005), 5.00% (AMBAC INS),        1,039,670
                  9/1/2035
    1,000,000     Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0, 5.85% (Franciscan              1,094,850
                  Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032
    1,000,000     El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro            1,031,040
                  Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%),
                  3/1/2018
      720,000     El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El             734,270
                  Monte, CA Community Redevelopment Agency), 6/1/2028
    1,000,000     Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75%            1,040,640
                  (Original Issue Yield: 5.774%), 1/15/2040
    1,800,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series             1,904,508
                  2007A-1), 5.75%, 6/1/2047
    2,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds             2,301,180
                  (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%),
                  6/1/2039
    1,000,000     Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC          1,058,580
                  INS), 8/1/2016
      455,000     Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In            475,357
                  Treasuries COL), 8/1/2011
    1,000,000     Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A),        1,040,160
                  5.00% (AMBAC INS), 9/1/2034
    1,000,000     Kern Community College District, CA, GO Bonds (Series 2006) (FSA INS), 11/1/2023                           475,190
      500,000     La Verne, CA, Revenue COP (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield:         543,885
                  6.70%), 2/15/2025
      845,000     Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (XL Capital                881,479
                  Assurance Inc. INS), 12/1/2023
      500,000     Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center         506,565
                  Project), 12/1/2023
    1,000,000     Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25%               1,032,930
                  (Original Issue Yield: 5.54%), 11/1/2021
       35,000     Los Angeles, CA Community Redevelopment Agency, Housing Refunding Revenue Bonds (Series A), 6.55%           35,047
                  (AMBAC INS), 1/1/2027
    1,000,000     Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.00% (AMBAC INS), 7/1/2030         1,052,910
    1,000,000     Metropolitan Water District of Southern California, Water Revenue Bonds (Series 2006C), 5.00%,           1,049,840
                  7/1/2035
    1,000,000     Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp.                   1,051,890
                  INS)/(Original Issue Yield: 5.63%), 8/1/2019
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A),              515,640
                  6.25% (Ladera Ranch)/(United States Treasury PRF 8/15/2008@100)/(Original Issue Yield: 6.28%),
                  8/15/2030
      400,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A),              430,720
                  6.00% (Ladera Ranch)/(United States Treasury PRF 8/15/2010@101)/(Original Issue Yield: 6.03%),
                  8/15/2032
      500,000     Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A),              529,060
                  5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034
      500,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge          496,965
                  at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
    1,000,000     Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance       1,157,120
                  Corp. INS), 8/1/2030
      500,000     Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75%                  525,085
                  (Original Issue Yield: 5.85%), 10/1/2031
      900,000     Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA Insurance Corp. INS)/                       931,626
                  (Original Issue Yield: 5.83%), 11/1/2017
    1,000,000     Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%),       1,047,410
                  11/1/2020
      600,000     Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities           605,376
                  District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035
    1,000,000     Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875%                  1,086,360
                  (Eisenhower Medical Center), 7/1/2026
    2,000,000     Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018                         2,125,660
      500,000     Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original            506,340
                  Issue Yield: 5.25%), 9/2/2036
    1,000,000   3 San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A),          1,106,640
                  6.70% (Glen Aire Park)/(GNMA COL Home Mortgage Program GTD), 12/20/2041
      349,000     San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park &           234,804
                  Pacific Palms), 4/15/2042
    1,000,000     San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%),               1,033,940
                  10/1/2021
      300,000     San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak         309,837
                  Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028
      400,000     San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special          427,988
                  Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027
    1,000,000     San Jose, CA Redevelopment Agency, Merged Area Redevelopment Project Tax Allocation Bonds (Series        1,031,850
                  2006B), 5.00% (Radian Asset Assurance INS), 8/1/2032
    1,000,000     San Jose, CA Unified School District, COPs, 5.75% (United States Treasury PRF                            1,010,000
                  6/1/2007@101)/(Original Issue Yield: 5.85%), 6/1/2020
      500,000     San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (United         532,385
                  States Treasury PRF 8/1/2011@100)/(Original Issue Yield: 5.55%), 8/1/2022
    3,250,000     Sanger, CA Unified School District, UT GO Bonds (Series 2006A)/(FSA INS), 8/1/2029                       1,158,007
    1,000,000     Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town            1,046,030
                  Apartments Project), 8/1/2031
    1,000,000     South El Monte, CA Improvement District, Tax Allocation Bonds (Series 2005A), 5.00% (Radian Asset        1,036,240
                  Assurance INS), 8/1/2030
    1,000,000     South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA          1,052,130
                  INS)/(Original Issue Yield: 5.85%), 9/2/2018
      400,000     Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos           450,444
                  Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032
    1,400,000     Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019                         1,477,196
      400,000     Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association),          410,524
                  12/1/2014
    1,000,000     Sweetwater, CA Union High School District Public Financing Authority, Revenue Bonds (Series              1,043,180
                  2005A), 5.00% (FSA INS), 9/1/2029
    1,000,000     Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical                   1,047,520
                  Center)/(Original Issue Yield: 5.65%), 6/1/2031
    1,000,000     University of California, General Revenue Bonds (2005 Series G), 4.75% (FGIC INS), 5/15/2027             1,022,560
    1,000,000     Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021             1,177,630
    1,000,000     Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista             1,034,840
                  Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030
      500,000     Watsonville, CA, Insured Hospital Refunding Revenue Bonds (Series 1996A), 6.20% (Watsonville               535,395
                  Community Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield: 6.225%), 7/1/2012
    1,000,000     West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (XL             1,057,230
                  Capital Assurance Inc. INS), 9/1/2026
    1,000,000     Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity                        1,094,890
                  Hospital)/(United States Treasury PRF 6/1/2012@101)/(Original Issue Yield: 5.80%), 6/1/2031
                     TOTAL                                                                                                81,528,996
                  PUERTO RICO--0.8%
      595,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         641,642
                  Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
                     TOTAL MUNICIPAL BONDS                                                                                82,170,638
                     (IDENTIFIED COST $78,992,760)
                  SHORT-TERM MUNICIPALS--1.6%4
                  CALIFORNIA--1.3%
    1,100,000     Metropolitan Water District of Southern California, (Series 2001 B-1) Weekly VRDNs (Dexia Credit         1,100,000
                  Local LIQ), 3.700%, 6/7/2007
                  PUERTO RICO--0.3%
      200,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              200,000
                  Suisse, Zurich LIQ), 3.610%, 6/6/2007
                     TOTAL SHORT-TERM MUNICIPALS                                                                           1,300,000
                     (AT AMORTIZED COST)
                     TOTAL MUNICIPAL INVESTMENTS-100.3%                                                                 $ 83,470,638
                     (IDENTIFIED COST $80,292,760)5
                     OTHER ASSETS AND LIABILITIES-NET-(0.3)%                                                               (217,719)
                     TOTAL NET ASSETS-100%                                                                                83,252,919

     Securities that are subject to the federal alternative minimum tax (AMT) represent 11.3% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $5,075,217, which represented 6.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2007, these liquid restricted securities amounted to $941,040, which represented 1.1% of total net assets.

3 The issuer failed to distribute to the Fund its scheduled semi-annual interest payment.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At May 31, 2007, the cost of investments for federal tax purposes was $80,288,563.The net unrealized appreciation of investments for federal tax purposes was $3,182,075. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $3,393,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $211,755.



Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2007, is as follows:

 SECURITY                                                                                          ACQUISITION DATE ACQUISITION COST
 California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management Inc.),
 Mandatory Tender 5/1/2014                                                                            4/30/2004         $750,000
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,
 Inc.), 4/1/2025                                                                                      3/30/2005        $1,000,000
 California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint
 School), 11/1/2031                                                                                   3/23/2001         $500,000
 California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St.
 Mark's School), 6/1/2028                                                                              7/3/2001         $500,000
 California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75%
 (Prospect Sierra School)/(United States Treasury PRF 9/1/2010@103)/(Original Issue Yield: 6.85%),
 9/1/2032                                                                                             5/10/2002         $395,179
 California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875%
 (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035
                                                                                                      8/26/2005         $396,654
 Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%,
 9/1/2036                                                                                             6/30/2006         $425,000


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDFA  --Housing Development Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 MFH   --Multi-Family Housing
 PCFA  --Pollution Control Finance Authority
 PRF   --Prerefunded
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes







FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

               MUNICIPAL BONDS--99.1%
               MICHIGAN--99.1%
  $   500,000  Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2014        $     533,780
    1,000,000  Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (Q-SBLF GTD), 5/1/2017            1,065,720
      365,000  Anchor Bay, MI School District, School Building & Site  UT GO Bonds (Series II), 6.125% (FGIC  INS),          394,769
               5/1/2011
    1,070,000  Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF               1,108,723
               5/1/2009@100)/(Original Issue Yield: 5.80%), 5/1/2014
    1,300,000  Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance             1,384,305
               Corp. INS), 5/1/2019
    1,125,000  Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),              1,186,594
               5/1/2021
    1,060,000  Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),              1,114,389
               5/1/2023
    2,000,000  Bay City, MI School District, School Building & Site UT GO Bonds (Series 2006), 5.00% (FSA INS),            2,127,580
               5/1/2014
    1,090,000  Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF                       1,126,450
               5/1/2009@100)/(Original Issue Yield: 5.70%), 5/1/2014
    1,000,000  Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019                1,064,850
    1,215,000  Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (Q-SBLF GTD), 5/1/2015               1,299,880
    1,125,000  Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue              1,154,171
               Yield: 5.68%), 10/1/2020
    1,245,000  Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2016                  1,309,454
    1,905,000  Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019                  2,018,519
    1,400,000  Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021              1,483,608
    1,250,000  Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022              1,321,787
    1,000,000  Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco              1,087,880
               Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
    1,000,000  Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 1999A), 5.75% (United States             1,054,560
               Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.84%), 7/1/2019
    2,000,000  Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (FSA INS), 7/1/2018        2,125,160
    1,335,000  Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010                                               1,399,467
    1,000,000  Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019            1,026,930
    1,000,000  Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017                         1,058,640
    1,120,000  Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015                                             1,189,597
    1,200,000  Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2016                                             1,279,752
    1,000,000  Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC INS)/(Original Issue Yield: 5.29%), 5/1/2008               1,013,000
    1,000,000  Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield:          1,021,080
               5.55%), 2/1/2011
    1,000,000  Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds          1,060,460
               (Series 2002A), 5.75% (International Paper Co.), 6/1/2016
    2,000,000  Dickinson County, MI Economic Development Corp., Refunding PCR Bonds (Series 2004A), 4.80%                  2,011,820
               (International Paper Co.), 11/1/2018
    1,925,000  East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (Q-SBLF            2,032,223
               GTD), 5/1/2019
    1,000,000  Ecorse, MI Public School District, UT GO Bonds, 5.50% (United States Treasury PRF                           1,025,800
               5/1/2008@101)/(Original Issue Yield: 5.59%), 5/1/2017
    1,000,000  Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015            1,061,300
      200,000  Grand Rapids, MI Downtown Development Authority, Tax Increment Revenue Bonds, 6.60% (MBIA Insurance           202,586
               Corp. INS)/(Original Issue Yield: 6.70%), 6/1/2008
    1,000,000  Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (Q-SBLF GTD), 5/1/2016             1,051,210
    1,650,000  Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (Q-SBLF GTD), 5/1/2010                        1,737,054
    1,375,000  Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (Q-SBLF GTD), 5/1/2014                1,438,718
    1,575,000  Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (Q-SBLF GTD), 5/1/2017                              1,647,986
    2,000,000  Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009@100)/(Original          2,076,960
               Issue Yield: 5.95%), 5/1/2022
    2,000,000  Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF                           2,093,360
               5/1/2010@100)/(Original Issue Yield: 5.70%), 5/1/2019
    1,575,000  Jenison, MI Public Schools, UT GO Refunding  Bonds, 5.25% (FGIC INS), 5/1/2011                              1,654,994
    1,000,000  Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018              1,067,160
    1,000,000  Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2019              1,064,850
    1,345,000  Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020                           1,423,373
    1,250,000  Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital ),          1,307,150
               7/1/2020
    1,925,000  Lake Fenton, MI Community Schools, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2012@100),            2,062,156
               5/1/2017
    1,000,000  Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF               1,050,780
               5/1/2010@100)/(Original Issue Yield: 5.89%), 5/1/2015
    1,700,000  Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021                    1,806,658
    2,275,000  Lakeview, MI Public School District, Refunding UT GO  Bonds, 5.00% (MBIA Insurance Corp. INS),              2,448,651
               5/1/2017
    1,000,000  Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF               1,041,220
               5/1/2010@100)/(Original Issue Yield: 5.50%), 5/1/2016
    1,000,000  Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD),              1,050,620
               5/1/2020
    1,000,000  Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF               1,031,610
               5/1/2009@100), 5/1/2015
    2,000,000  Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF                   2,096,100
               5/1/2010@100)/(Original Issue Yield: 5.67%), 5/1/2018
    1,350,000  Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65%        1,366,281
               (AMBAC INS), 6/1/2010
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School             1,061,700
               District)/(FSA INS), 6/1/2015
    2,190,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United            2,298,865
               States Treasury PRF 10/1/2009@101), 10/1/2013
    1,000,000  Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Clean Water Revolving Fund)/(United States         1,052,480
               Treasury PRF 10/1/2009@101), 10/1/2015
    1,000,000  Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%,        1,060,810
               10/15/2019
    2,000,000  Michigan State Building Authority, Revenue Bonds (Series 2006 IA) (FGIC  INS), 10/15/2021                   1,030,740
    1,100,000  Michigan State Building Authority, Refunding Revenue Bonds, (Series 1), 4.75% (Original Issue Yield:        1,116,951
               4.98%), 10/15/2018
    1,500,000  Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50%           1,616,055
               (Henry Ford Health System, MI)/(United States Treasury COL), 3/1/2013
    1,000,000  Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.75% (Sparrow                 1,081,050
               Obligated Group, MI)/(United States Treasury PRF 11/15/2011@101), 11/15/2016
    1,275,000  Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00%         1,313,760
               (Oakwood Obligated Group), 7/15/2018
    1,200,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow             1,269,576
               Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2016
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow             1,053,820
               Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2017
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette          1,025,090
               General Hospital, MI), 5/15/2012
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette          1,027,420
               General Hospital, MI), 5/15/2013
    2,000,000  Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan        2,040,100
               Obligated Group), 4/15/2026
    1,000,000  Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A),             1,031,140
               5.00% (Henry Ford Health System, MI), 11/15/2021
    1,000,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John          1,019,700
               Hospital, MI)/(United States Treasury COL)/(Original Issue Yield: 5.05%), 5/15/2013
    1,300,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton        1,374,438
               Hospital, MI), 3/1/2016
    1,175,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity               1,255,711
               Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020
    1,000,000  Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren         1,019,600
               Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy           2,098,340
               Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 8/15/2014
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health            2,115,340
               Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care         2,042,900
               Corp.), 8/1/2020
    2,000,000  Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare          2,056,360
               Credit Group), 12/1/2026
    1,000,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Chelsea Community                1,006,790
               Hospital)/(Original Issue Yield: 5.30%), 5/15/2012
      500,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (Sparrow Obligated Group,           520,235
               MI), 11/15/2017
    1,400,000  Michigan State Hospital Finance Authority, Refunding Revenue Bonds, (Series A), 5.50% (MidMichigan          1,423,002
               Obligated Group)/(FSA INS), 6/1/2008
    3,500,000  Michigan State House of Representatives, COPs, 5.29% accrual (Capitol Outlook LLC)/                         1,781,745
               (AMBAC INS)/(Original Issue Yield: 5.29%), 8/15/2022
      565,000  Michigan State Housing Development Authority, LO MFH Refunding Revenue Bonds (Series 2000A), 6.30%            593,171
               (Oakbrook Villa Townhomes)/(GNMA Collateralized Home Mortgage Program GTD), 7/20/2019
      365,000  Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA                   374,162
               Insurance Corp. INS), 12/1/2016
      820,000  Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013               856,039
    2,000,000  Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender        1,954,660
               4/1/2014
      175,000  Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village,                       176,928
               Inc.)/(Original Issue Yield: 5.422%), 7/1/2018
      325,000  Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village,                       333,411
               Inc.)/(United States Treasury PRF 7/1/2008@101)/(Original Issue Yield: 5.422%), 7/1/2018
    1,000,000  Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002),          1,000,240
               4.625% (Waste Management, Inc.), 12/1/2012
    1,000,000  Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management,               996,660
               Inc.), 12/1/2013
    1,000,000  Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF                  1,061,930
               11/1/2011@100), 11/1/2018
    2,000,000  Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2014                                       2,134,200
    2,000,000  Michigan State University, LIBOR-Index Revenue Bonds (Series 2007B), 4.17% (AMBAC INS), 2/15/2028           1,999,000
    1,250,000  Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF                       1,313,475
               5/1/2010@100)/(Original Issue Yield: 5.86%), 5/1/2020
    1,350,000  North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp.            1,438,627
               INS), 5/1/2017
      500,000  Portage, MI Public Schools, UT GO Refunding Bonds, 4.45% (FSA INS)/(Original Issue Yield: 4.57%),             505,295
               5/1/2012
    1,170,000  Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009@100),                1,217,701
               5/1/2011
    1,130,000  Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS),                1,197,868
               11/1/2022
    1,100,000  Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (FSA INS),             1,165,692
               5/1/2021
    1,400,000  Saginaw, MI City School District, School Building and Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018           1,494,024
    1,000,000  Saginaw, MI Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2004G), 5.00%              1,027,560
               (Covenant Medical Center, Inc.), 7/1/2017
    1,500,000  Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant            1,561,710
               Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013
    5,000,000  Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center,          5,367,100
               Inc.)/(Original Issue Yield: 6.645%), 7/1/2030
    1,000,000  Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF                    1,029,320
               5/1/2009@100)/(Original Issue Yield: 5.65%), 5/1/2019
      675,000  South Lyon, MI Community School District, UT GO Bonds, (Series A), 5.75% (United States Treasury PRF          709,276
               5/1/2010@100)/(Original Issue Yield: 5.85%), 5/1/2019
    1,675,000  Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS),            1,758,951
               5/1/2012
      700,000  Spring Lake, MI Public School District No. 41, UT GO School Building and Site Bonds, 5.00% (MBIA              747,012
               Insurance Corp. INS), 5/1/2018
    1,130,000  Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015           1,211,755
    1,250,000  Trenton, MI Building Authority, LT GO Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%),              1,328,512
               10/1/2021
    2,000,000  Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS),        2,124,020
               5/1/2020
    1,000,000  University of Michigan, Refunding Revenue Bonds, (Series A-1), 5.25% (University of Michigan Health         1,023,430
               System), 12/1/2009
      500,000  Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (MBIA Insurance            536,055
               Corp. INS), 5/1/2017
    1,000,000  Utica, MI Community Schools, UT GO School Building & Site Refunding Bonds, 5.50% (United States             1,071,250
               Treasury PRF 5/1/2012@100), 5/1/2016
    1,625,000  Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018              1,734,135
    1,000,000  Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United            1,050,780
               States Treasury PRF 5/1/2010@100), 5/1/2015
    1,000,000  Wayne County, MI Building Authority, LT GO Capital Improvement Bonds, 5.35% (MBIA Insurance Corp.           1,011,190
               INS)/(Original Issue Yield: 5.40%), 6/1/2009
    1,775,000  West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF               1,878,021
               5/1/2011@100), 5/1/2015
      900,000  West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF                           944,478
               5/1/2010@100)/(Original Issue Yield: 5.75%), 5/1/2014
    1,000,000  West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF              1,031,610
               5/1/2009@100)/(Original Issue Yield: 5.60%), 5/1/2017
    1,025,000  Whitehall, MI District Schools, UT GO Bonds , 5.50% (Q-SBLF GTD), 5/1/2016                                  1,091,471
    1,250,000  Willow Run, MI Community School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2015                            1,336,075
      740,000  Wyandotte, MI Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp.                        752,573
               INS)/(Original Issue Yield: 6.55%), 10/1/2008
                   TOTAL MUNICIPAL BONDS - 99.1%                                                                         156,794,810
                   (IDENTIFIED COST $153,132,298)1
                   OTHER ASSETS AND LIABILITIES - NET - 0.9%                                                               1,433,058
                   TOTAL NET ASSETS - 100%                                                                             $ 158,227,868

     Securities that are subject to the federal alternative minimum tax (AMT) represents 4.9% of the Fund's portfolio as calculated based upon total market value.

1 At May 31, 2007, the cost of investments for federal tax purposes was $153,100,737. The net unrealized appreciation of investments for federal tax purposes was $3,694,073. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $4,023,236 and net unrealized depreciation from investments for those securities having an excess of cost over value of $329,163.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 COL    --Collateralized
 COPs   --Certificates of Participation
 FGIC   --Financial Guaranty Insurance Company
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 INS    --Insured
 LIBOR  --London Interbank Offered Rate
 LO     --Limited Obligation
 LT     --Limited Tax
 MFH    --Multifamily Housing
 PCR    --Pollution Control Revenue
 PRF    --Prerefunded
 Q-SBLF --Qualified State Bond Loan Fund
 SFM    --Single Family Mortagage
 TOBs   --Tender Option Bonds
 UT     --Unlimited Tax







FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS-98.1%
                   ALABAMA--1.5%
  $  2,000,000     Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20%              $    2,052,360
                   (International Paper Co.), 6/1/2025
     2,000,000     Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds           1,958,320
                   (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043
       545,000     Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25%              554,903
                   (Jackson Hospital & Clinic, Inc.), 3/1/2036
     2,000,000   1 Mobile County, AL IDA, (Ipsco, Inc.) Industrial Development Revenue Bonds (Series 2000),                2,107,404
                   5/1/2030
     2,100,000     Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical          2,190,594
                   Center)/(Original Issue Yield: 6.05%), 8/1/2035
                      TOTAL                                                                                                8,863,581
                   ALASKA--0.4%
     1,000,000     Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series            1,030,630
                   2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036
     1,440,000     Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn             1,426,061
                   Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032
                      TOTAL                                                                                                2,456,691
                   ARIZONA--0.9%
     4,000,000 2,3 Arizona Health Facilities Authority, RITES (PA-1454), 7.110% (Phoenix Children's Hospital),             4,240,000
                   2/1/2042
     1,000,000   2 Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005),          1,049,160
                   6.00%, 7/1/2030
                      TOTAL                                                                                                5,289,160
                   ARKANSAS--0.4%
     2,000,000     Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375%                    2,166,860
                   (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue
                   Yield: 7.50%), 2/1/2029
                   CALIFORNIA--6.3%
     1,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management,            1,004,680
                   Inc.), 7/1/2027
     1,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,          1,039,790
                   Inc.), 4/1/2025
     2,000,000   2 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,           2,049,420
                   Inc.), 11/1/2023
     4,000,000 2,3 California State, RITES (PA-1475), 4.31089% (Original Issue Yield: 6.50%), 8/1/2030                     3,764,160
       670,000     California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030                  712,109
     1,270,000   2 California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65%         1,324,826
                   (Magnolia City Lights Project), 7/1/2039
     2,000,000     California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125%            2,020,640
                   (Front Porch at Walnut Village), 4/1/2037
       980,000   2 California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day              1,017,064
                   School), 11/1/2031
     2,000,000     Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds           2,054,380
                   (Series 2005A), 5.00% (California State), 6/1/2045
     4,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series            4,826,680
                   2003A-3), 7.875% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.875%),
                   6/1/2042
     1,800,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series            1,904,508
                   2007A-1), 5.75%, 6/1/2047
     2,825,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            3,250,417
                   (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield:
                   7.00%), 6/1/2039
     6,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds            5,949,540
                   (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047
       750,000     Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-            905,910
                   2), 7.90% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.898%), 6/1/2042
     1,000,000     Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds         1,131,230
                   (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     2,000,000     Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds (Series C), 7.50%               2,262,460
                   (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024
     1,000,000     Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00%                    993,930
                   (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035
       349,000     San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park            234,804
                   & Pacific Palms), 4/15/2042
     1,000,000     Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community            1,061,260
                   Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031
                      TOTAL                                                                                               37,507,808
                   COLORADO--6.8%
     1,500,000     Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025             1,615,590
     2,000,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue             2,088,340
                   Yield: 6.375%), 12/1/2035
     1,500,000     Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035                     1,548,600
     1,500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series              1,711,545
                   2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF
                   8/15/2011@100)/(Original Issue Yield: 8.00%), 8/15/2031
       970,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series              1,010,245
                   2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036
       585,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series                593,599
                   2006), 5.625% (Carbon Valley Academy), 12/1/2036
     1,000,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375%              1,117,740
                   (Frontier Academy)/(United States Treasury LOC 6/1/2011@100)/(Original Issue Yield: 7.50%),
                   6/1/2031
       940,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%                 999,248
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.40%),
                   3/1/2022
       500,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25%                 543,645
                   (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.50%),
                   3/1/2032
       760,000     Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50%                 871,591
                   (Excel Academy)/(United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 7.75%),
                   12/1/2033
       800,000     Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A),                 885,816
                   7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028
     1,000,000     Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds                  998,310
                   (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037
     1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25%              1,037,760
                   (Evangelical Lutheran Good Samaritan Society), 6/1/2023
     4,250,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement           4,273,375
                   Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035
     1,000,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 5.75% (Christian Living             1,043,430
                   Communities), 1/1/2037
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034                                   1,074,210
     1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032                                   1,117,260
       600,000     Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF                     674,976
                   12/1/2010@101), 12/1/2019
     2,000,000     Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc.             2,099,780
                   INS), 11/15/2022
       500,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (United            541,665
                   States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 6.05%), 12/1/2031
       450,000     Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series           456,700
                   2006B), 5.25%, 5/1/2020
     1,000,000     Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036                     1,043,290
     1,000,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue              1,044,170
                   Yield: 6.375%), 12/1/2035
       500,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00%, 12/1/2036                  542,975
     1,000,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875%, 12/1/2033                             1,134,160
     1,770,000     Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%,               1,833,100
                   12/1/2026
     2,235,000     Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035                  2,335,262
     1,500,000     Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125% (Original Issue           1,654,935
                   Yield: 7.18%), 12/1/2034
     2,000,000     Sterling Hills West Metropolitan District, LT GO Bonds (Series 2001B), 8.00%, 12/1/2021                 2,139,300
     2,000,000     Tallgrass Metropolitan District, CO, Refunding & Improvement LT GO Bonds (Series 2007), 5.25%,          2,000,140
                   12/1/2037
                      TOTAL                                                                                               40,030,757
                   CONNECTICUT--0.3%
     1,000,000     Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.),            1,195,850
                   4/1/2026
       800,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health                  836,848
                   Network)/(Radian Asset Assurance INS), 7/1/2030
                      TOTAL                                                                                                2,032,698
                   DISTRICT OF COLUMBIA--0.4%
    25,000,000     District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds          2,418,250
                   (Series 2006), 6/15/2046
                   FLORIDA--6.2%
     1,250,000 2,3 Alachua County, FL Health Facilities Authority, RITES (PA-1472), 5.433% (Shands Teaching                1,248,125
                   Hospital and Clinics, Inc.), 12/1/2037
     1,480,000     Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A),         1,484,174
                   5.35%, 5/1/2036
     1,000,000     Ave Maria Stewardship Community District, FL, Capital Improvement Revenue Bonds (Series 2006A),           991,520
                   5.125% (Original Issue Yield: 5.15%), 5/1/2038
     2,000,000     Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds,             2,372,060
                   8.00% (Glenridge on Palmer Ranch)/(United States Treasury PRF 6/1/2012@102)/
                   (Original Issue Yield: 8.125%), 6/1/2032
       109,218     Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation                       105,959
                   Properties), 7/1/2040
     1,000,000 2,4 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida                1,211,510
                   Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033
       795,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               799,977
                   2005), 5.45%, 5/1/2036
       985,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               985,896
                   2006), 5.375%, 5/1/2036
       385,000     East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series               384,565
                   2006B), 5.00%, 5/1/2011
       420,000     Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B),              419,954
                   5.125% (Original Issue Yield: 5.20%), 11/1/2009
     1,000,000     Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds                1,059,240
                   (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036
       635,000     Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue             635,622
                   Bonds (Series 2001B), 6.35%, 5/1/2010
     1,000,000     Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00%          1,090,950
                   (Adventist Health System/ Sunbelt Obligated Group)/(United States Treasury PRF
                   11/15/2011@101)/(Original Issue Yield: 6.026%), 11/15/2031
       990,000     Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds             1,063,795
                   (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034
       140,000     Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA Home Mortgage Program COL),                141,592
                   3/1/2029
     2,000,000     Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at              2,149,780
                   Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032
       880,000     Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series             943,562
                   A), 6.80%, 5/1/2031
     1,000,000     Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt.          1,083,720
                   Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019
       700,000   2 Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical            785,617
                   Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
       500,000     Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125%                 516,200
                   (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024
     1,000,000     Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A),              1,080,780
                   6.25% (Original Issue Yield: 6.30%), 5/1/2037
       930,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series             1,000,364
                   2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033
       600,000     Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%,               641,466
                   5/1/2034
     2,000,000   2 Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the             2,127,500
                   Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035
     1,000,000     Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A),               1,118,050
                   7.375%, 5/1/2033
     1,200,000     South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.),             1,333,500
                   10/1/2023
     2,000,000     St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns         2,202,400
                   Project)/(Original Issue Yield: 8.10%), 1/1/2030
       700,000     Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005),             689,017
                   5.00%, 5/1/2015
     1,760,000     Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006),            1,754,738
                   5.40%, 5/1/2037
       500,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             508,765
                   2005A), 5.55%, 5/1/2036
       365,000     Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series             363,701
                   2005B), 5.25%, 5/1/2016
     1,000,000     Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series             1,016,150
                   2006A), 5.40%, 5/1/2037
       845,000     Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series               919,943
                   2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033
     1,630,000     Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds         1,681,655
                   (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS),
                   10/15/2025
       500,000     Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment             513,355
                   Bonds (Series 2006), 5.65%, 5/1/2037
                      TOTAL                                                                                               36,425,202
                   GEORGIA--1.6%
     1,845,000     Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original             2,027,212
                   Issue Yield: 7.90%), 12/1/2014
       770,000     Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation                          796,342
                   District)/(Original Issue Yield: 5.65%), 1/1/2030
     1,235,000     Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031                      1,256,057
     1,000,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series A), 5.15%,              1,022,110
                   1/1/2035
       750,000     Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds, (Series B), 5.35%,                781,642
                   1/1/2028
     1,875,000     Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030                1,930,594
       750,000     Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury            759,727
                   Court), 2/15/2022
     1,000,000     Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring             1,009,070
                   Harbor at Green Island), 7/1/2037
                      TOTAL                                                                                                9,582,754
                   HAWAII--0.5%
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00%            1,078,570
                   (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012
     1,000,000     Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00%            1,150,370
                   (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033
       415,000     Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series               437,680
                   2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020
                      TOTAL                                                                                                2,666,620
                   ILLINOIS-4.6%
       625,000     Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City             642,169
                   Project)/(Original Issue Yield: 5.90%), 3/1/2027
     1,000,000     Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series              1,038,120
                   2005A), 5.00% (FGIC INS), 1/1/2033
         5,000     Chicago, IL SFM, SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028                                   5,133
       415,000     DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036              431,376
       250,000     Illinois Finance Authority, BANs (Series 2007), 13.00% (Tallgrass at Mill Creek), 2/15/2012               249,540
    11,695,000   1 Illinois Finance Authority, (SwedishAmerican Hospital), Revenue Bonds, 5.000% 11/15/2023               12,121,816
     1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of                 1,028,530
                   Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037
     1,250,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth                    1,325,150
                   Place)/(Original Issue Yield: 6.04%), 5/15/2037
     2,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water                        2,089,560
                   Tower)/(Original Issue Yield: 6.25%), 5/15/2038
     1,500,000     Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035             1,584,555
     1,500,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor                     1,516,020
                   Hospital)/(Original Issue Yield: 5.20%), 1/1/2025
     1,000,000     Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.),         1,010,230
                   8/1/2029
     1,000,000     Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills                   1,008,880
                   Supportive Living LLC), 11/15/2036
     2,000,000     Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%,                 2,141,880
                   1/1/2036
     1,000,000     Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline          1,003,300
                   SLF ), 12/1/2041
                      TOTAL                                                                                               27,196,259
                   INDIANA--1.8%
     1,000,000     Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue             1,016,360
                   Yield: 5.87%), 8/15/2028
     3,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375%              3,191,550
                   (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031
     2,000,000     Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625%              2,011,860
                   (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028
     2,000,000     Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A),          2,087,060
                   5.10% (FedEx Corp.), 1/15/2017
     1,000,000     South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield:                 1,019,410
                   6.375%), 11/15/2029
     1,355,000     St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375%         1,387,926
                   (Madison Center Obligated Group), 2/15/2034
                      TOTAL                                                                                               10,714,166
                   IOWA--1.7%
       375,000     Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A),                382,646
                   5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027
     3,160,000 2,3 Iowa Finance Authority, Municipal Securities Trust Certificates (Series 7042), 5.769% (GNMA             2,968,788
                   Home Mortgage Program COL), 1/1/2037
     2,000,000     Iowa Finance Authority, Senior Housing Revenue Bonds (Series 2007A), 5.625% (Wedum Walnut Ridge         1,958,400
                   LLC)/(Original Issue Yield: 5.70%), 12/1/2045
     1,715,000     Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50%            1,742,217
                   (Deerfield Retirement Community, Inc.), 11/15/2037
     1,000,000     Palo Alto County Hospital, IA, Hospital Revenue Bonds (Series 2006), 5.125% (Original Issue             1,003,480
                   Yield: 5.20%), 8/1/2029
     1,785,000     Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States                1,935,922
                   Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022
                      TOTAL                                                                                                9,991,453
                   KANSAS--1.8%
     1,625,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project),               1,666,974
                   8/1/2014
     1,000,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/                 988,780
                   (Original Issue Yield: 5.55%), 8/1/2021
     2,015,000     Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021             2,021,005
     1,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village,               1,128,220
                   Inc.)/(United States Treasury PRF 5/15/2010@102)/(Original Issue Yield: 8.25%), 5/15/2030
     2,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus,           2,126,560
                   Inc.), 11/15/2038
     2,000,000   1 Overland Park, KS Development Corp., (Overland Park Convention Center Hotel Project), First             2,107,404
                   Tier Revenue Bonds (Series 2000A), 7.375%, (Original Issue Yield: 7.50%), 1/1/2032
       350,000     Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage            364,084
                   Program COL), 6/1/2029
                      TOTAL                                                                                               10,403,027
                   KENTUCKY--0.7%
     2,000,000     Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health             2,022,120
                   Center)/(Original Issue Yield: 5.92%), 10/1/2022
       435,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue             473,802
                   Yield: 6.97%), 10/1/2028
     1,565,000     Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States            1,710,232
                   Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028
                      TOTAL                                                                                                4,206,154
                   LOUISIANA--1.4%
     1,000,000     De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, (Series A), 5.00%                1,019,820
                   (International Paper Co.), 11/1/2018
     1,000,000     Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series            986,120
                   2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017
     1,980,000   2 Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles             2,119,036
                   Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030
     2,000,000     St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original          2,047,640
                   Issue Yield: 7.75%), 10/1/2022
     2,000,000     West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States,              2,015,580
                   Inc.), 9/1/2028
                      TOTAL                                                                                                8,188,196
                   MARYLAND-1.0%
     3,335,000 2,3 Maryland State Community Development Administration, UBS Custodial Residual & Variable                  3,077,571
                   Securities, 5.748%, 9/1/2027
       395,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),            404,847
                   5.25% (King Farm Presbyterian Retirement Community), 1/1/2027
       980,000   1 Maryland State Economic Development Corp., (Baltimore Association for Retarded Citizens, Inc.           1,032,628
                   Project), Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds
                   (Series 2000A), 7.750%, (Original Issue Yield: 7.85%), 3/1/2025
     1,100,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),          1,126,433
                   5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037
       500,000   2 Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School),                  535,370
                   5/1/2035
                      TOTAL                                                                                                6,176,849
                   MASSACHUSETTS--1.6%
     1,430,000 2,3 Commonwealth of Massachusetts, Residual Interest Trust Receipts (07-K32W), 6.00%, 11/1/2025             1,430,000
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System              2,120,880
                   )/(Original Issue Yield: 6.60%), 7/1/2034
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated                      2,063,780
                   Group)/(Original Issue Yield: 5.80%), 7/1/2028
     2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031                 2,469,720
     1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital )/(Original Issue              1,094,480
                   Yield: 7.00%), 10/1/2033
                      TOTAL                                                                                                9,178,860
                   MICHIGAN--0.9%
     1,000,000     Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds          1,090,150
                   (Series 2002B), 6.45% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100),
                   4/15/2023
       550,000     Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50%             579,100
                   (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037
     1,500,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital         1,659,045
                   ), 7/1/2040
       500,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea           502,400
                   Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037
     1,500,000     Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds,          1,563,180
                   (Series 2005), 5.625%, 11/1/2035
                      TOTAL                                                                                                5,393,875
                   MINNESOTA--3.5%
     4,000,000     Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030                      4,822,600
       550,000     Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health           551,732
                   Services), 4/1/2031
     1,000,000     Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International             1,015,630
                   Language Academy), 5/1/2035
       500,000     Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033                    535,840
     3,000,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series              3,071,790
                   2006), 5.25% (HealthPartners Obligated Group), 5/15/2036
     4,000,000     St. Paul, MN Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005),          4,353,480
                   6.00% (Health East, Inc.), 11/15/2035
     1,000,000     St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00%           1,068,140
                   (Achieve Language Academy ), 12/1/2032
     2,000,000     St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper              2,150,980
                   Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029
     1,500,000     St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg          1,604,130
                   Project)/(United States Treasury PRF 8/1/2008@103)/(Original Issue Yield: 7.50%), 8/1/2029
     1,500,000     Winona, MN Port Authority, Lease Revenue Bonds (Series 1999A), 8.00% (Bluffview Montessori              1,588,635
                   School Project), 12/1/2024
                      TOTAL                                                                                               20,762,957
                   MISSISSIPPI--0.4%
     2,500,000     Mississippi Business Finance Corp., PCRBs, 5.875% (System Energy Resources, Inc.)/(Original             2,525,550
                   Issue Yield: 5.934%), 4/1/2022
                   MISSOURI--0.8%
     2,445,000   2  Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030                2,411,332
     1,000,000     Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A),             1,023,830
                   5.00% (Branson, MO), 6/1/2035
     1,000,000     St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project),              1,009,860
                   8/15/2032
       500,000     West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue                520,050
                   Yield: 6.78%), 11/15/2024
                      TOTAL                                                                                                4,965,072
                   NEVADA--1.8%
     1,000,000     Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series               1,015,730
                   2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029
     1,860,000   1 Clark County, NV (Southern Highlands SID No. 121), Revenue Bonds, 7.500%, 12/1/2019                     1,959,885
     1,000,000     Clark County, NV, LO Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No.                    1,031,890
                   142)/(Original Issue Yield: 6.40%), 8/1/2023
       960,000     Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No.                  992,083
                   132)/(Original Issue Yield: 6.92%), 2/1/2021
       500,000     Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No.           501,230
                   151), 8/1/2025
     1,300,000   2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series              1,367,613
                   2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
     1,000,000   2 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series              1,043,300
                   2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
     1,275,000     Henderson, NV, LO Improvement Bonds, 5.30% (Inspirada Local Improvement District No. T-                 1,286,985
                   18)/(Original Issue Yield: 5.33%), 9/1/2035
       490,000     Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID            507,076
                   No. 607), 6/1/2019
     1,080,000     North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding            1,098,241
                   Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022
                      TOTAL                                                                                               10,804,033
                   NEW HAMPSHIRE--0.2%
       345,000     New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.35% (Havenwood-Heritage Heights ), 1/1/2026           347,912
       750,000     New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.40% (Havenwood-Heritage Heights ), 1/1/2030           754,875
                      TOTAL                                                                                                1,102,787
                   NEW JERSEY-5.0%
       310,000     New Jersey EDA, First Mortgage Refunding Revenue Bonds (Series 2006), 5.30% (Seashore Gardens             312,778
                   Living Center), 11/1/2026
       400,000     New Jersey EDA, First Mortgage Refunding Revenue Bonds (Series 2006), 5.375% (Seashore Gardens            406,512
                   Living Center)/(Original Issue Yield: 5.40%), 11/1/2036
     2,100,000   1 New Jersey EDA, (New Jersey Metromall Urban Renewal, Inc.) Kapkowski Road Landfill Revenue              2,212,774
                   Bonds, 6.500%, (Original Issue Yield: 6.55%), 4/1/2018
     2,000,000     New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village,          2,275,200
                   Inc.)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 7.625%), 11/15/2031
     1,250,000     New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(United         1,428,775
                   States Treasury PRF 11/15/2010@101)/(Original Issue Yield: 8.50%), 11/15/2030
     1,550,000     New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027                   1,578,877
     2,000,000     New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019                            2,067,380
     3,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax),                3,229,950
                   6/15/2016
     1,000,000     New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise                      1,068,650
                   Tax)/(Original Issue Yield: 5.93%), 6/15/2034
     1,000,000     New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines,            1,073,640
                   Inc.)/(Original Issue Yield: 7.25%), 11/15/2030
     1,665,000 2,3 New Jersey Health Care Facilities Financing Authority, RITES (Series PA-1484), 5.470% (Catholic         1,658,340
                   Health East), 11/15/2033
       400,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley               358,356
                   Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023
     2,000,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical         2,200,360
                   Center)/(Original Issue Yield: 6.67%), 7/1/2031
     5,000,000     Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (United States Treasury PRF                5,750,050
                   6/1/2013@100)/(Original Issue Yield: 7.05%), 6/1/2039
     4,000,000     Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1),          3,899,800
                   5.00% (Original Issue Yield: 5.015%), 6/1/2041
                      TOTAL                                                                                               29,521,442
                   NEW MEXICO--1.1%
       850,000     Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50%                  895,670
                   (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021
     2,465,000     Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments),              2,621,454
                   12/1/2030
     2,000,000     Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022            2,043,740
     1,000,000     Mariposa East Public Improvement District, NM, UT GO Bonds, (Series 2006), 6.00%, 9/1/2032              1,037,240
                      TOTAL                                                                                                6,598,104
                   NEW YORK--7.7%
       935,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care                943,060
                   Center, Inc.), 1/1/2040
     2,500,000     Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates),                2,579,000
                   12/1/2023
       115,000     Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis                  127,258
                   Hospital and Health Centers), 3/1/2029
       955,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital            1,056,793
                   and Health Centers), 3/1/2029
     1,365,000     East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50%                  1,397,514
                   (Woodland Village, Inc.), 8/1/2033
       430,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North               449,427
                   Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
     6,000,000   2 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),              6,346,920
                   3/1/2035
     2,000,000   2 New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC),              2,129,180
                   3/1/2015
     1,000,000     New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways           973,530
                   Corp.)/(Original Issue Yield: 5.35%), 5/15/2030
       400,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group                        428,792
                   Association), 1/1/2024
     1,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British                    1,660,200
                   Airways)/(Original Issue Yield: 7.976%), 12/1/2032
     5,500,000     New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines,          6,716,710
                   Inc.)/(Original Issue Yield: 8.095%), 8/1/2028
     2,000,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%),            2,099,640
                   12/1/2020
     1,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022                                  1,042,720
     1,700,000   2 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports               1,778,659
                   Museum), 2/15/2019
     3,000,000 2,3 New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041),              3,111,750
                   6.367% (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2037
       300,000     New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General                 310,497
                   Hospital)/(Radian Asset Assurance INS), 12/1/2035
     1,075,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health           1,088,351
                   Obligated Group), 7/1/2026
    10,500,000     Tobacco Settlement Financing Corp., NY, Revenue Bonds (Series 2003C-1), 5.50% (New York State),        11,092,725
                   6/1/2016
                      TOTAL                                                                                               45,332,726
                   NORTH CAROLINA--1.6%
     2,500,000     Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75%                2,621,550
                   (National Gypsum Co.), 8/1/2035
     1,500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds             1,583,400
                   (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035
       500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,              549,320
                   6.375% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/
                   (Original Issue Yield: 6.55%), 3/1/2032
     1,875,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,            1,964,606
                   7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029
       630,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding           629,616
                   Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030
     1,200,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%         1,289,532
                   (Arc of North Carolina Projects), 10/1/2034
       500,000     North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A),               512,030
                   5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025
                      TOTAL                                                                                                9,150,054
                   OHIO-2.0%
     1,000,000     Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A),              1,039,410
                   6.25% (St. Clarence-GEAC LLC), 5/1/2038
     1,500,000     Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds,           1,644,510
                   7.35% (University Heights, OH Public Parking Garage), 12/1/2031
       500,000     Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio                    562,255
                   Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011@101)/(Original Issue
                   Yield: 7.35%), 7/1/2029
     5,000,000   1 Lorain County, OH, (Catholic Healthcare Partners), Hospital Revenue Refunding & Improvement             5,331,300
                   Bonds, 5.625%, 10/1/2013
     1,500,000     Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10%         1,532,280
                   (Cleveland Electric Illuminating Co.), 8/1/2020
     1,500,000     Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A),            1,557,300
                   7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
       375,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio              405,907
                   Bond Fund), 11/15/2032
                      TOTAL                                                                                               12,072,962
                   OKLAHOMA--1.0%
     3,995,000     Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County          4,016,173
                   Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00%           1,014,320
                   (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038
     1,000,000     Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125%          1,023,790
                   (Concordia Life Care Community), 11/15/2025
                      TOTAL                                                                                                6,054,283
                   OREGON--0.5%
     1,000,000     Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series               1,000,890
                   2005), 5.125% (Willamette Falls Hospital), 4/1/2026
     1,000,000   2 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%,         1,015,000
                   10/1/2026
     1,000,000     Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement                     1,100,730
                   Community)/(Original Issue Yield: 7.125%), 12/1/2034
                      TOTAL                                                                                                3,116,620
                   PENNSYLVANIA-7.7%
     1,330,000     Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St.         1,341,238
                   Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018
     4,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn                  5,341,815
                   Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     2,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.375% (West Penn                 2,542,550
                   Allegheny Health System), 11/15/2040
     2,000,000   2 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO              2,058,960
                   Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     1,120,000     Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel                    1,210,082
                   Schools)/(Original Issue Yield: 7.75%), 12/15/2029
       865,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005),                908,397
                   5.50% (United States Steel Corp.), 11/1/2016
       600,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,             634,662
                   Inc.), 1/1/2035
     2,000,000   1 Carbon County, PA IDA, (Panther Creek Partners Project), Refunding Revenue Bonds, 6.700%,               2,107,403
                   5/1/2012
     1,500,000     Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue              1,554,375
                   Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%),
                   12/1/2024
     1,445,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,685,477
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
       555,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),             647,363
                   7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035
     1,845,000 2,3 Geisinger Authority, PA Health System, DRIVERs (Series 1834), 4.631% (Geisinger Health System),         1,842,233
                   2/1/2015
     2,000,000   2 Harrisburg, PA Authority, University Revenue Bonds (Series 2006B), 6.00% (Harrisburg University         2,075,760
                   of Science & Technology), 9/1/2036
     1,000,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Village Project)/(United           1,110,060
                   States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.84%), 5/1/2031
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,075,450
                   Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031
     2,000,000 2,3 Lehigh County, PA General Purpose Authority, RITES (PA-1458), 6.167% (St. Lukes Hospital of             1,992,000
                   Bethlehem), 8/15/2042
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375%               2,187,280
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/
                   (Original Issue Yield: 7.50%), 12/1/2030
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,055,260
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
       500,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum                518,835
                   Co.), 11/1/2027
     2,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027              2,089,520
     2,400,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating),          2,402,064
                   1/1/2009
       900,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),            934,812
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     1,000,000     Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp.              1,032,710
                   INS), 6/15/2024
     2,000,000 2,3 Sayre, PA, Health Care Facilities Authority, Municipal Securities Trust Certificates (Series            1,997,000
                   7047), 1.635% (Guthrie Healthcare System, PA)/(Bear Stearns & Co., Inc. GTD), 12/23/2026
     1,500,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF                             1,677,540
                   9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031
       740,000     Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45%                  754,918
                   (Victory Centre Project-Tanger Outlet Development ), 7/1/2035
     2,000,000   1 Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Health Care            2,107,403
                   Facility Revenue Bonds (Series 2000B), 8.000%, (Original Issue Yield: 8.25%), 11/15/2023
       500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone           525,175
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
                      TOTAL                                                                                               45,410,342
                   PUERTO RICO--0.1%
     9,000,000   2 Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original              632,160
                   Issue Yield: 6.50%), 5/15/2050
                   RHODE ISLAND--0.7%
     3,500,000 2,3 Rhode Island Housing & Mortgage Finance Corp., UBS Custodial Residual & Variable Securities,            3,178,700
                   5.993%, 10/1/2032
     1,000,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds              1,118,350
                   (Series 2002), 6.50% (Lifespan Obligated Group)/(United States Treasury PRF
                   8/15/2012@100)/(Original Issue Yield: 6.70%), 8/15/2032
                      TOTAL                                                                                                4,297,050
                   SOUTH CAROLINA--2.1%
     6,000,000     Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B)          1,477,740
                   (Original Issue Yield: 5.80%), 1/1/2025
     7,750,000     Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series                955,808
                   1998A) (Original Issue Yield: 5.85%), 1/1/2034
       825,000     Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes              833,943
                   Improvement District), 12/1/2037
     1,000,000     Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base                1,017,650
                   Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026
       750,000     Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base                  764,325
                   Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035
       800,000     South Carolina Jobs-EDA, First Mortgage Health Facilities Refunding Revenue Bonds (Series                 813,136
                   2006), 5.30% (Wesley Commons), 10/1/2036
     1,500,000     South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series               1,499,235
                   1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%),
                   5/1/2026
     1,500,000     South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375%          1,694,745
                   (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010@102)/(Original Issue Yield:
                   7.55%), 12/15/2021
     2,000,000 2,3 South Carolina Jobs-EDA, RITES (PA-1471), 5.460% (Palmetto Health Alliance), 8/1/2013                   1,994,000
     1,000,000     Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds              1,078,360
                   (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028
                      TOTAL                                                                                               12,128,942
                   SOUTH DAKOTA--0.4%
     2,000,000     Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran           2,080,200
                   Home)/(Original Issue Yield: 7.198%), 12/1/2035
                   TENNESSEE--1.5%
     3,000,000     Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue                 3,479,760
                   Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033
     2,000,000     Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds             2,108,020
                   (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036
     1,000,000     Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series         1,044,900
                   2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032
     1,000,000     Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist             1,024,200
                   Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022
       625,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   691,963
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
       375,000     Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25%                   415,178
                   (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield:
                   6.45%), 9/1/2022
                      TOTAL                                                                                                8,764,021
                   TEXAS--9.7%
     2,000,000     ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin          2,095,160
                   LP)/(Original Issue Yield: 7.50%), 1/1/2025
       800,000     Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series              881,240
                   2003A), 7.00% (Sears Methodist Retirement )/(Original Issue Yield: 7.25%), 11/15/2033
     7,000,000     Alliance Airport Authority Inc., TX, Special Facilities Revenue Refunding Bonds (Series 2007),          6,685,350
                   5.25% (American Airlines, Inc.)/(Original Issue Yield: 5.50%), 12/1/2029
     1,000,000     Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue             1,047,970
                   Refunding Bonds (Series 2006B), 5.75%, 1/1/2034
     1,000,000     Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A),          1,092,400
                   6.70% (United States Treasury PRF 1/1/2011@100)/(Original Issue Yield: 6.75%), 1/1/2032
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (TXU Energy Co. LLC),             1,019,930
                   5/1/2029
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co.              1,079,910
                   LLC), Mandatory Tender 4/1/2013
       715,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy Co.                     773,787
                   LLC)/(Original Issue Yield: 6.77%), 10/1/2038
     1,000,000     Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy Co. LLC), 4/1/2033                   1,124,950
     2,380,000     Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy Co.              2,445,093
                   LLC), Mandatory Tender 11/1/2011
     1,000,000     Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy           1,045,800
                   Houston Electric), 12/1/2018
     2,000,000     Dallas-Fort Worth, TX International Airport Facility Improvement Corp., Refunding Revenue Bonds         1,956,100
                   (Series 2007), 5.50% (American Airlines, Inc.)/(Original Issue Yield: 5.67%), 11/1/2030
     4,000,000     Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional            4,380,120
                   Health System), 9/1/2034
     1,500,000     El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health                  1,643,670
                   Services), 8/15/2031
       500,000     Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65%                536,890
                   (Valero Energy Corp.), 4/1/2032
       765,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village             786,956
                   at Gleannloch Farms, Inc.), 2/15/2027
     1,265,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village           1,293,526
                   at Gleannloch Farms, Inc.), 2/15/2037
     1,000,000     HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at         1,033,500
                   Willow Bend), 11/1/2036
     2,000,000 2,3 Harris County, TX, Toll Road Senior Lien Revenue Bond DRIVERs (Series 1864), 4.75% (AMBAC INS),         1,996,000
                   2/15/2015
     1,000,000     Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental          1,079,820
                   Airlines, Inc.), 7/1/2029
     1,000,000     Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior         1,105,050
                   Living Community)/(Original Issue Yield: 7.20%), 2/15/2034
     2,000,000     Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035          2,068,800
     1,125,000     Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series             1,174,849
                   2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035
     1,000,000     Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 7.625%             1,099,900
                   (Christian Care Centers, Inc.)/(United States Treasury PRF 2/15/2010@101)/(Original Issue
                   Yield: 7.75%), 2/15/2028
     1,000,000     Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2007A),              1,004,120
                   5.20% (Allied Waste North America, Inc.)/(Original Issue Yield: 5.30%), 4/1/2018
     2,000,000     North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest             2,201,380
                   Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original
                   Issue Yield: 7.75%), 11/15/2029
       250,000     Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy                  257,840
                   Corp.), 4/1/2018
     2,000,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series          1,982,800
                   2006), 6.375% (Doctors Hospital )/(Original Issue Yield: 6.60%), 11/1/2036
       900,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A,              958,617
                   6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original         1,009,790
                   Issue Yield: 5.89%), 8/15/2018
     1,000,000     Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original         1,006,290
                   Issue Yield: 5.97%), 8/15/2028
     7,500,000   1 Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series          7,496,250
                   2006B), 4.287%, 12/15/2026
     2,000,000 2,5 Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American            398,400
                   Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032
     1,485,000   2 Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX                   191,342
                   Project), 10/1/2031
     1,000,000     Tom Green County, TX HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original              1,074,020
                   Issue Yield: 6.85%), 5/15/2021
       535,000     Travis County, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds, 5.65%           548,712
                   (Querencia at Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035
                      TOTAL                                                                                               57,576,332
                   UTAH--0.6%
     1,000,000   2 Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy                             986,950
                   Foundation)/(Original Issue Yield: 5.55%), 6/15/2037
       800,000     Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership             814,224
                   Academy), 11/15/2026
     1,750,000     Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership           1,786,348
                   Academy), 11/15/2036
                      TOTAL                                                                                                3,587,522
                   VIRGINIA--3.4%
       675,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield:             761,042
                   7.15%), 6/1/2016
     1,000,000     Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield:           1,126,980
                   7.625%), 6/1/2033
     1,000,000     Farms of New Kent, VA Community Development Authority, Special Assessment Bonds (Series 2006C),         1,002,730
                   5.80%, 3/1/2036
     2,000,000     Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia              2,130,600
                   United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027
     1,500,000     Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375%            1,787,250
                   (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original
                   Issue Yield: 7.625%), 12/1/2032
     7,500,000     Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B)             4,386,975
                   (United States Treasury PRF 8/15/2008@61.238)/(Original Issue Yield: 5.75%), 8/15/2017
    16,000,000     Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (United States               4,597,280
                   Treasury PRF 8/15/2008@30.08)/(Original Issue Yield: 5.90%), 8/15/2029
     2,850,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (United States Treasury PRF               3,152,499
                   6/1/2015@100)/(Original Issue Yield: 5.78%), 6/1/2037
     1,250,000     Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1),         1,222,088
                   5.00% (Original Issue Yield: 5.12%), 6/1/2047
                      TOTAL                                                                                               20,167,444
                   WASHINGTON--1.3%
     1,000,000     Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00%          1,070,360
                   (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023
       250,000     Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit              260,150
                   Valley Hospital), 12/1/2030
     1,625,000     Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Series 2007A), 5.625%             1,651,634
                   (Skyline at First Hill), 1/1/2038
     5,000,000     Washington State Housing Finance Commission, SFM Revenue Bonds (2006 Series 5A), 4.90% (GNMA            4,945,700
                   Home Mortgage Program COL), 6/1/2037
                      TOTAL                                                                                                7,927,844
                   WEST VIRGINIA--0.3%
       640,000     Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement            665,485
                   Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036
     1,000,000     Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort             1,048,920
                   Henry Centre Tax Increment Financing District No. 1), 6/1/2034
                      TOTAL                                                                                                1,714,405
                   WISCONSIN--3.3%
       750,000     Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A),              761,625
                   5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035
     2,500,000 2,3 Wisconsin Housing & EDA, Residual Interest Trust Receipts (Series 2007-K15), 4.612%, 9/1/2021           2,468,500
     1,250,000     Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The               1,261,088
                   Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United           1,134,920
                   States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 7.375%), 5/1/2026
       880,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United            1,003,561
                   States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 7.500%), 5/1/2032
     1,400,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/                     1,436,148
                   (Original Issue Yield: 6.25%), 12/1/2034
       750,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original             790,470
                   Issue Yield: 6.32%), 4/1/2034
     1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals,              1,087,120
                   Inc.)/(Original Issue Yield: 6.95%), 8/15/2034
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare),              2,066,180
                   8/15/2031
     2,000,000     Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center,                    2,001,400
                   Inc.)/(Original Issue Yield: 6.90%), 10/1/2022
     1,250,000     Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028            1,250,188
       500,000     Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue               526,875
                   Yield: 6.875%), 7/1/2028
     1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield:           1,718,965
                   6.15%), 7/1/2030
     1,000,000     Wisconsin State HEFA, Revenue Bonds, Series 1998, 5.75% (Attic Angel Obligated Group)/(United           1,044,240
                   States Treasury PRF 11/17/2008@102)/(Original Issue Yield: 6.00%), 11/15/2027
     1,000,000     Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.375% (Marshfield Clinic, WI), 2/15/2034            1,039,730
                      TOTAL                                                                                               19,591,010
                   WYOMING--0.6%
     2,000,000     Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC           2,109,880
                   Corp.), 12/1/2035
     1,500,000     Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical                   1,593,780
                   Center)/(Original Issue Yield: 7.00%), 12/1/2027
                      TOTAL                                                                                                3,703,660
                      TOTAL MUNICIPAL BONDS                                                                              580,476,742
                      (IDENTIFIED COST $556,929,101)
                   SHORT-TERM MUNICIPALS--2.7%6
                   ALABAMA--0.3%
     2,000,000     Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 3.910%, 6/1/2007                 2,000,000
                   ALASKA--0.2%
     1,000,000     Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC             1,000,000
                   GTD), 3.900%, 6/1/2007
                   CALIFORNIA--0.4%
     2,400,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),             2,400,000
                   4.050%, 6/7/2007
                   PENNSYLVANIA--0.3%
     1,800,000     Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation                      1,800,000
                   Corp.)/(Barclays Bank PLC LOC), 3.880%, 6/1/2007
       200,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs           200,000
                   (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs),
                   3.870%, 6/1/2007
                      TOTAL                                                                                                2,000,000
                   TENNESSEE--0.7%
     1,500,000     Blount County, TN Public Building Authority, (Series 2006D-8-A) Daily VRDNs (Blount County,             1,500,000
                   TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 3.920%, 11/8/2009
     1,200,000     Sevier County, TN Public Building Authority, (Series IV-A-2) Daily VRDNs (Sevier County,                1,200,000
                   TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 6/1/2007
     1,200,000     Sevier County, TN Public Building Authority, (Series IV-D-1) Daily VRDNs (Pigeon Forge,                 1,200,000
                   TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 6/1/2007
                      TOTAL                                                                                                3,900,000
                   TEXAS--0.6%
     3,300,000     Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX),             3,300,000
                   3.860%, 6/1/2007
                   UTAH--0.2%
     1,000,000     Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services,                    1,000,000
                   Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 3.880%, 6/1/2007
                      TOTAL SHORT-TERM MUNICIPALS                                                                         15,600,000
                      (AMORTIZED COST $15,600,000)
                   OTHER--1.3%
     1,500,000 2,3 Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010                                                1,639,830
     2,000,000 2,3 Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050                                                 2,191,000
     4,000,000     Non-Profit Preferred Funding Trust I, Partnership, 9/15/2037                                            3,988,000
                      TOTAL OTHER (IDENTIFIED COST $7,489,000)                                                             7,818,830
                      TOTAL INVESTMENTS - 102.1%                                                                         603,895,572
                      (IDENTIFIED COST $580,018,101)7
                      OTHER ASSETS AND LIABILITIES - NET - (2.1)%                                                       (12,299,501)
                      TOTAL NET ASSETS - 100%                                                                         $  591,596,071

Securities that are subject to the federal alternative minimum tax (AMT) represent 20.4% of the Fund's portfolio as calculated based upon total market value.

Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization and the Predecessor Fund.



1    Underlying security in inverse floater structure.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $77,497,546, which represented 13.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At May 31, 2007, these liquid restricted securities amounted to $40,797,997, which represented 6.9% of total net assets.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

5    Non-income producing security.

6    Current rate and next reset date shown for Variable Rate Demand Notes.

7 At May 31, 2007, the cost of investments for federal tax purposes was $558,672,716. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $23,187,856. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $29,009,264 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,821,408.


 At May 31, 2007, the Fund had the following outstanding futures contracts:

 CONTRACTS                 NUMBER OF  NOTIONAL      EXPIRATION    UNREALIZED
                           CONTRACTS  VALUE         DATE          APPRECIATION
 5U.S. Treasury
  10-Year Short Futures    175       $18,618,359    June 2007         $286,373


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2007, is as follows:

 SECURITY                                                                                          ACQUISITION DATE ACQUISITION COST
 Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo 9/23/1999        $1,969,900
 PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management,      6/24/2005        $1,000,000
 Inc.), 7/1/2027
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management,    3/30/2005        $1,000,000
 Inc.), 4/1/2025
 California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management,     10/28/2005       $2,000,000
 Inc.), 11/1/2023
 California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65%   6/7/1999         $1,270,000
 (Magnolia City Lights Project), 7/1/2029
 California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day        7/13/2001        $980,000
 School), 11/1/2031
 Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida          5/9/2003         $1,000,000
 Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033
 Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original      7/15/2005        $541,890
 Issue Yield: 6.50%), 5/15/2050
 Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006 C), 5.625%,  6/9/2006         $1,000,000
 10/1/2026
 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series        12/23/2004       $1,279,850
 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034
 Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series        12/9/2004        $986,780
 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023
 Harrisburg, PA Authority, University Revenue Bonds (Series 2006B), 6.00% (Harrisburg University   12/15/2006       $2,000,000
 of Science & Technology), 9/1/2036
 Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030           7/27/1999        $2,445,000
 Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles       8/30/2000        $1,953,424
 Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030
 Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical    4/26/2004        $675,248
 Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029
 New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC),       3/15/2005        $6,000,000
 3/1/2035
 New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC),       3/15/2005        $2,000,000
 3/1/2015
 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports         8/7/2006         $1,700,000
 Museum), 2/15/2019
 Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts  12/5/2005        $2,000,000
 for Motion Pictures and Broadcasting Charter School), 5/15/2035
 Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy                     3/29/2007        $1,000,000
 Foundation)/(Original Issue Yield: 5.55%), 6/15/2037
 Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American    3/25/2002        $1,920,000
 Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032
 Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/9/2001        $1,485,000
 10/1/2031
 Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005),    12/21/2005       $1,000,000
 6.00%, 7/1/2030

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. . Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curves computations and other market data or factors;
   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV); and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.




The following acronyms are used throughout this portfolio:
 AMBAC   --American Municipal Bond Assurance Corporation
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 EDA     --Economic Development Authority
 DRIVERs --Derivative Inverse Tax-Exempt Receipts
 EDFA    --Economic Development Financing Authority
 EDRBs   --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHA     --Federal Housing Administration
 FLOATs  --Puttable Floating Option Tax-Exempt Receipts
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDFA    --Industrial Development Finance Authority
 IDRB    --Industrial Development Revenue Bond
 INS     --Insured
 LO      --Limited Obligation
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 LT      --Limited Tax
 MFH     --Multifamily Housing
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PCFA    --Pollution Control Finance Authority
 PRF     --Prerefunded
 RITES   --Residual Interest Tax-Exempt Securities
 SFM     --Single Family Mortgage
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes









FEDERATED NEW YORK MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--97.2%
                  NEW YORK--89.3%
  $   500,000     Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/                  $    525,905
                  (Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030
      500,000     Albany, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024                       522,410
      375,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center,         378,232
                  Inc.), 1/1/2040
      500,000     Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing           536,435
                  Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025
      500,000     Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase          514,830
                  II )/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025
      400,000     Cattaraugus County, NY IDA, Civic Facility Revenue Bonds, 5.10% (St. Bonaventure University),              410,064
                  5/1/2031
      285,000     Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and           315,378
                  Health Centers), 3/1/2029
      785,000     Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%),              804,397
                  7/1/2020
      500,000     East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's           534,425
                  Residence Facility LLC)/(GNMA GTD), 12/20/2022
      335,000     East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland           342,980
                  Village, Inc.), 8/1/2033
      200,000     Essex County, NY IDA, Environmental Improvement Revenue Bonds (Series 2006A), 4.60% (International         190,500
                  Paper Co.), 12/1/2030
      500,000     Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20%                   514,105
                  (International Paper Co.), 12/1/2023
      750,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035                776,303
      500,000     Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/                          513,690
                  (Original Issue Yield: 5.10%), 7/1/2033
    1,000,000     Hudson Yards Infrastructure Corp. NY, Senior Revenue Bonds (Fiscal 2007 Series A), 4.50% (MBIA             969,010
                  Insurance Corp. INS), 2/15/2047
      220,000     Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA             241,204
                  INS), 7/1/2023
      500,000     Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes            516,115
                  Memorial Hospital Civic Facility), 7/1/2030
    1,000,000     Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006B), 5.00%,            1,041,930
                  12/1/2035
    1,000,000     Long Island Power Authority, NY, Revenue Bonds (Series 2004A), 5.00% (AMBAC INS)/                        1,039,540
                  (Original Issue Yield: 5.10%), 9/1/2034
      500,000     Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University),           519,355
                  7/1/2023
      320,000     Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State              335,840
                  College Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 6/1/2028
      250,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax          268,565
                  Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023
      500,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation         521,025
                  Revenue), 11/15/2035
      500,000     Middletown, NY Housing Authority, MFH Revenue Bonds (Series 2006), 4.80% (Summitfield & Moore              488,770
                  Heights Apartments)/(FNMA GTD), 7/1/2039
      500,000     Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/                        524,080
                  (Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026
      500,000     Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp.         530,215
                  INS), 10/1/2021
      510,000     Monroe County, NY IDA, Student Housing Revenue Bonds (Series A), 5.375% (Rochester, NY Institute           522,271
                  of Technology)/(Original Issue Yield: 5.46%), 4/1/2029
      140,000     Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-         146,325
                  Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011
      500,000     Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan           516,080
                  Corp. GTD), 6/1/2027
      500,000     New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New                   502,325
                  Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015
      250,000     New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/                       263,980
                  (AMBAC INS), 7/1/2017
      390,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island                  412,355
                  University Hospital), 7/1/2031
      300,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New          313,257
                  York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023
      200,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island                   213,680
                  University Hospital), 7/1/2032
    1,000,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co.,        1,018,950
                  Inc.)/(American Capital Access INS), 10/1/2023
      400,000   1 New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC),                 422,164
                  3/1/2015
      335,000     New York City, NY IDA, PILOT Revenue Bonds (Series 2006), 4.75% (Yankee Stadium LLC)/(MBIA                 339,486
                  Insurance Corp. INS), 3/1/2046
      250,000     New York City, NY IDA, Refunding & Improvement Civic Facility Revenue Bonds (Series 2006A), 5.25%          257,070
                  (Mt. St. Vincent College, NY)/(Radian Asset Assurance INS), 6/1/2036
      500,000     New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I           518,085
                  LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028
      500,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032                496,455
      300,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),           321,594
                  1/1/2024
      500,000     New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original         513,775
                  Issue Yield: 5.14%), 6/15/2026
      500,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25%          528,885
                  (AMBAC INS), 8/1/2022
       75,000     New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023                                      80,598
      500,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025                                    530,720
      500,000     New York City, NY, UT GO Bonds (Fiscal Series 2005 A), 5.00%, 8/1/2030                                     519,670
      515,000     New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015                                            552,039
      500,000     New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033          530,255
      700,000     New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group,               777,546
                  Inc.), 10/1/2035
      300,000   1 New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum),         313,881
                  2/15/2019
      500,000     New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125%              532,875
                  (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021
      500,000     New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001),             555,230
                  6.10% (Norwegian Christian Home and Health Center)/(MBIA Insurance Corp. INS), 8/1/2041
    1,000,000     New York State Dormitory Authority, INS Revenue Bonds (Series 1999), 6.00% (Pratt                        1,056,530
                  Institute)/(Radian Asset Assurance INS), 7/1/2020
      500,000     New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest               519,585
                  Home)/(American Capital Access INS), 7/1/2030
      500,000     New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of         526,070
                  New York)/(MBIA Insurance Corp. INS), 7/1/2031
      665,000 1,2 New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 6.367%          689,771
                  (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2037
    2,000,000     New York State Dormitory Authority, Pooled Loan Program INS Revenue Bonds (Series 2005A), 5.00%          2,080,120
                  (Cerebral Palsy Associations of New York State)/(Assured Guaranty Corp. INS), 7/1/2034
      750,000     New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering         782,707
                  Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering           569,750
                  Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2023
      200,000     New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC          208,364
                  INS), 7/1/2022
      300,000     New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham                            315,924
                  University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri                             776,190
                  Residence)/(Allied Irish Banks PLC LOC), 7/1/2022
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island           269,035
                  Jewish Obligated Group)/(United States Treasury PRF 5/1/2013@100)/(Original Issue Yield: 5.48%),
                  5/1/2023
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law                      533,865
                  School)/(Radian Asset Assurance INS), 7/1/2018
      750,000     New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University               783,412
                  Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist                 522,820
                  Hospital), 7/1/2024
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester,          265,457
                  NY), 7/1/2024
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General                  519,285
                  Hospital)/(Radian Asset Assurance INS), 12/1/2025
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health              506,210
                  Obligated Group), 7/1/2026
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal         1,048,550
                  Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2006), 5.00% (Memorial Sloan-Kettering           521,485
                  Cancer Center), 7/1/2035
      250,000     New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (NYU Hospitals Center),            251,368
                  7/1/2036
      500,000     New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (North Shore-Long Island           514,160
                  Jewish Obligated Group), 5/1/2037
      250,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.00% (NYU Hospitals Center),                253,452
                  7/1/2026
      250,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New               273,955
                  York)/(Original Issue Yield: 5.95%), 7/1/2016
      250,000     New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset                 260,085
                  Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long                 507,875
                  Island)/(Original Issue Yield: 5.19%), 7/1/2034
      500,000     New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp.           524,955
                  INS)/(Original Issue Yield: 5.28%), 7/1/2030
      900,000     New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series            900,720
                  A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024
        5,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015             5,034
    1,000,000     New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway            1,054,700
                  Authority - Dedicated Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2026
      250,000     New York State Urban Development Corp., Refunding Revenue Bonds (Series 1995), 5.70% (New York             283,095
                  State)/(Original Issue Yield: 5.94%), 4/1/2020
      500,000     New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125%             525,875
                  (New York State), 1/1/2022
      500,000     Niagara County, NY IDA, Solid Waste Disposal Facility Refunding Revenue Bonds (Series 2001D),              519,015
                  5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) Mandatory Tender 11/15/2015
      400,000     Niagara Falls, NY City School District, COPs (Series 1998), 5.375% (United States Treasury PRF             410,736
                  6/15/2008@101)/(Original Issue Yield: 5.42%), 6/15/2028
      500,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Emma Willard School          521,600
                  ), 1/1/2036
      500,000     Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer                   520,085
                  Polytechnic Institute), 3/1/2036
      500,000     Rensselaer, NY City School District, COPs (Series 2006), 5.00% (XL Capital Assurance Inc. INS),            523,235
                  6/1/2036
      500,000     Seneca County, NY IDA, Civic Facility Revenue Bonds (Series 2007), 5.00% (New York Chiropractic            510,080
                  College), 10/1/2027
      500,000     Suffolk County, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.00% (Dowling                        513,490
                  College)/(American Capital Access INS), 6/1/2036
      500,000     Suffolk County, NY IDA, Continuing Care Retirement Community Refunding Revenue Bonds (Series               505,595
                  2006), 5.00% (Jefferson's Ferry), 11/1/2028
      500,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue               508,555
                  Yield: 5.125%), 6/1/2026
      440,000     Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375%         443,362
                  (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018
      500,000     United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%,           503,175
                  7/1/2022
      300,000     Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875%               319,359
                  (Utica College)/(United States Treasury PRF 6/1/2009@101), 12/1/2024
      500,000     Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward                    517,710
                  School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021
      175,000     Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A),              186,676
                  6.375% (Kendal on Hudson )/(Original Issue Yield: 6.55%), 1/1/2024
      500,000     Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(New York State            512,335
                  Mortgage Agency GTD), 10/1/2037
    1,000,000     Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage          1,048,320
                  Agency GTD), 4/1/2037
                     TOTAL
                  PUERTO RICO--7.9%
      500,000     Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury         532,600
                  PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026
      255,000     Commonwealth of Puerto Rico, GO, 5.375% (United States Treasury PRF 7/1/2007@101.5)/                       259,149
                  (Original Issue Yield: 5.60%), 7/1/2021
    1,000,000     Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/1/2034              1,025,120
      790,000 1,2 Puerto Rico Electric Power Authority, Drivers (Series 1817), 4.2562% (FSA INS), 1/1/2015                   788,815
      500,000     Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States           533,455
                  Treasury PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016
      175,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           179,137
                  (Original Issue Yield: 5.10%), 7/1/2033
      325,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           345,088
                  (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033
      240,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         248,232
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2026
      100,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         102,703
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
      135,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto         140,420
                  Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027
      365,000     Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury         387,510
                  PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027
                     TOTAL                                                                                                 4,542,229
                     TOTAL MUNICIPAL BONDS                                                                                56,030,815
                     (IDENTIFIED COST $54,531,199)
                  SHORT-TERM MUNICIPAL --1.0%3
                  PUERTO RICO--1.0%
      600,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit              600,000
                  Suisse, Zurich LIQ), 3.610%, 6/6/2007(AT COST)
                     TOTAL INVESTMENTS - 98.2%                                                                            56,630,815
                     (IDENTIFIED COST $55,131,199)4
                     OTHER ASSETS AND LIABILITIES - NET - 1.8%                                                             1,020,925
                     TOTAL NET ASSETS - 100%                                                                            $ 57,651,740


Securities that are subject to the federal alternative minimum tax (AMT) represent 10.2% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $2,214,631, which represented 3.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2007, these liquid restricted securities amounted to $1,478,586, which represented 2.6% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At May 31, 2007, the cost of investments for federal tax purposes was $55,131,199. The net unrealized appreciation of investments for federal tax purposes was $1,499,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,609,713 and net unrealized depreciation from investments for those securities having an excess of cost over value of $110,097.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2007, is as follows:

SECURITY                                                ACQUISITION  ACQUISITION
                                                        DATE                COST
New York City, NY IDA, Liberty Revenue Bonds
  (Series A), 6.25% (7 World Trade Center
  LLC), 3/1/2015                                        3/15/2005       $400,000
New York Liberty Development Corp., Revenue
  Bonds (Series 2006A), 6.125% (National Sports Museum),
  2/15/2019                                             8/7/2006        $300,000



The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COPs  --Certificates of Participation
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 MFH   --Multi-family Housing
 PRF   --Prerefunded
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes








FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--96.1%
                  NORTH CAROLINA-88.8%
  $ 1,190,000     Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/                     $  1,263,173
                  (Original Issue Yield: 5.65%), 7/15/2025
      880,000     Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments                      914,109
                  Project)/(FNMA GTD) 9/1/2021
      500,000     Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States           526,305
                  Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026
    2,000,000     Charlotte, NC Airport, Revenue Bonds (Series B), 5.875% (MBIA Insurance Corp. INS)/                      2,087,060
                  (Original Issue Yield: 5.95%), 7/1/2019
      500,000     Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85%                      512,580
                  (International Paper Co.), 12/1/2020
    1,000,000     Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States              1,057,580
                  Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019
      500,000     Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National         524,310
                  Gypsum Co.), 8/1/2035
      750,000     Harnett County, NC, COPs, 5.50% (FSA INS), 12/1/2015                                                       796,215
    1,000,000     Haywood County, NC Industrial Facilties & PCFA, Revenue Refunding Bonds, 6.40% (Champion                 1,048,700
                  International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024
    1,000,000     High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield:              1,065,050
                  5.67%), 6/1/2018
      250,000     North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Refunding Bonds           255,440
                  (Series 2007), 5.00% (Brevard College Corp.), 10/1/2026
      500,000     North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke                517,185
                  University), 10/1/2041
      500,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series                526,155
                  2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017
      500,000     North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%,           534,005
                  1/1/2019
      640,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019                             653,645
      550,000     North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018                             563,046
      300,000     North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375%           319,578
                  (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                546,375
                  (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury LOC 4/1/2011@101)/(Original
                  Issue Yield: 7.00%), 4/1/2031
      250,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                263,020
                  (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023
    1,500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds              1,518,735
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25%         546,660
                  (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/
                  (Original Issue Yield: 6.40%), 3/1/2027
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds,               545,595
                  6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021
      500,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding            509,280
                  Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023
      470,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding            469,713
                  Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030
    1,000,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25%        1,049,560
                  (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019
      250,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%         256,428
                  (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021
      200,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25%         205,060
                  (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022
    1,205,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25%       1,279,505
                  (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021
    1,230,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham        1,313,320
                  Memorial Hospital )/(Radian Asset Assurance INS), 10/1/2019
      625,000     North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland              647,631
                  Memorial Hospital)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019
      400,000     North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80%            429,844
                  (Arc of North Carolina Projects), 10/1/2034
    1,000,000     North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast           1,055,830
                  Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025
      500,000     North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375%                      517,995
                  (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032
    1,000,000     North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional            1,050,820
                  Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019
      685,000     North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical                729,052
                  Center)/(Radian Asset Assurance INS), 10/1/2018
      250,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         261,900
                  2002), 6.25% (Forest at Duke)/(Original Issue Yield: 6.35%), 9/1/2021
      500,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         566,310
                  2003A), 6.375% (Givens Estates )/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield:
                  6.50%), 7/1/2023
      550,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         579,238
                  2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033
      500,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series         510,845
                  2005A), 5.50% (United Methodist Retirement Homes)/(Original Issue Yield: 5.55%), 10/1/2035
      500,000     North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding             502,230
                  Bonds (Series 2007), 5.00% (Givens Estates ), 7/1/2033
      500,000     North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20%                      508,320
                  (Presbyterian Homes, Inc.), 10/1/2021
    1,000,000     North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50%                1,067,990
                  (Original Issue Yield: 6.73%), 1/1/2020
    1,000,000     Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds           1,039,420
                  (Series 2001), 5.10% (Northern Hospital of Surry County)/(Radian Asset Assurance INS)/(Original
                  Issue Yield: 5.242%), 10/1/2021
    1,000,000     Onslow County, NC Hospital Authority, FHA Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial         1,042,350
                  Hospital)/(FHA GTD)/(MBIA Insurance Corp. INS), 10/1/2034
    1,080,000     Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025       1,124,615
    1,200,000     Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA                  1,261,704
                  INS)/(Original Issue Yield: 6.02%), 7/1/2019
    1,000,000     Pitt County, NC, COPs (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025            1,052,260
      500,000     Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(Escrowed In Treasuries            529,040
                  COL)/(Original Issue Yield: 5.85%), 12/1/2021
      500,000     Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030          520,870
    1,000,000     Raleigh, NC Combined Enterprise System, Revenue Bonds (Series 2006A), 5.00%, 3/1/2036                    1,046,080
    1,000,000     Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018         1,044,670
    1,000,000     Sampson County, NC, COPs, 4.50% (FSA INS), 6/1/2036                                                        970,050
      500,000     University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance              472,685
                  Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033
      500,000     Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/                        529,815
                  (Original Issue Yield: 5.76%), 6/1/2018
                     TOTAL                                                                                                40,728,951
                  PUERTO RICO--6.2%
    1,000,000     Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds (Series                984,020
                  2006A), 4.50% (CDC IXIS Financial Guaranty NA INS), 7/1/2036
      395,000 1,2 Puerto Rico Electric Power Authority, Drivers (Series 1817), 4.2562% (FSA INS), 1/1/2015                   394,408
      170,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           174,019
                  (Original Issue Yield: 5.10%), 7/1/2033
      330,000     Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00%           350,397
                  (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033
      395,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         425,964
                  Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
      500,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         513,515
                  Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
                     TOTAL                                                                                                 2,842,323
                  VIRGIN ISLANDS--1.1%
      500,000     University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%),            526,940
                  6/1/2034
                     TOTAL MUNICIPAL BONDS                                                                                44,098,214
                     (IDENTIFIED COST $42,208,205)
                  SHORT-TERM MUNICIPALS --2.2%3
                  NORTH CAROLINA--2.0%
      900,000     North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial),              900,000
                  3.760%, 6/7/2007
                  PUERTO RICO--0.2%
      100,000     Puerto Rico (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.610%,             100,000
                  6/6/2007
                     TOTAL SHORT-TERM MUNICIPALS                                                                           1,000,000
                     (AT AMORTIZED COST)
                     TOTAL MUNICIPAL INVESTMENTS --- 98.3%                                                                45,098,214
                     (IDENTIFIED COST $43,208,205)4
                     OTHER ASSETS AND LIABILITIES --- NET --- 1.7%                                                           772,623
                     TOTAL NET ASSETS --- 100%                                                                          $ 45,870,837

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.9% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $394,408, which represented 0.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2007, these liquid restricted securities amounted to $394,408, which represented 0.9% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At May 31, 2007, the cost of investments for federal tax purposes was $43,207,328. The net unrealized appreciation of investments for federal tax purposes was $1,890,886. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,967,493 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,607.

    Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.





       The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 FHA   --Federal Housing Administration
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GDB   --Government Development Bank
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 MFH   --Multi-Family Housing
 PCFA  --Pollution Control Financing Authority
 PRF   --Prerefunded
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






FEDERATED OHIO MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--96.0%
                  OHIO--92.2%
  $ 1,000,000     Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125%      $   1,035,990
                  (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024
    1,750,000     Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25%         1,830,062
                  (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031
    1,000,000     Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020                                   1,071,940
      300,000     Alliance, OH City School District, UT GO Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.85%),           322,338
                  12/1/2022
      395,000     Alliance, OH Waterworks, Revenue Refunding Bonds, 5.00% (MBIA Insurance Corp. INS)/                        404,421
                  (Original Issue Yield: 5.20%), 11/15/2020
    1,000,000     Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue             1,036,400
                  Yield: 5.16%), 12/1/2021
    2,870,000     Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing )/(GNMA          2,919,852
                  Home Mortgage Program COL), 7/20/2036
      250,000     Clearview, OH Local School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.17%), 12/1/2024           268,780
    2,200,000     Cleveland, OH Airport System, Revenue Bonds, 5.00% (FSA INS), 1/1/2022                                   2,319,834
      530,000     Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series          550,241
                  2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025
      365,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50%              393,539
                  (Port of Cleveland Bond Fund), 11/15/2021
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95%              529,410
                  (Port of Cleveland Bond Fund), 5/15/2022
      495,000     Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125%             501,425
                  (Port of Cleveland Bond Fund), 5/15/2025
      500,000     Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25%           519,705
                  (St. Clarence-GEAC LLC), 5/1/2038
    1,000,000     Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds,            1,089,380
                  7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018
    1,000,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,084,350
                  5.25% (FSA INS), 12/1/2024
    1,610,000     Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds,             1,702,172
                  5.00% (United States Treasury PRF 6/1/2013@100), 12/1/2024
    1,000,000     Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020                                    1,088,010
    1,000,000     Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional             1,047,480
                  Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022
    1,000,000     Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center),                1,013,930
                  8/15/2036
    1,500,000     Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/                    1,531,410
                  (Original Issue Yield: 5.05%), 6/15/2028
      500,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125%               506,915
                  (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035
    1,500,000     Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian            1,525,455
                  Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021
    1,610,000     Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series              1,671,743
                  2005C), 5.00% (Children's Hospital)/(FGIC INS), 5/1/2035
      750,000     Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment           760,297
                  Corp.), 6/1/2011
    1,000,000     Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds,           1,051,790
                  5.00% (MBIA Insurance Corp. INS), 12/1/2030
      250,000     Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF                          260,375
                  12/1/2008@102)/(Original Issue Yield: 5.42%), 12/1/2025
    1,000,000     Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development          1,058,950
                  LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%),
                  9/1/2027
    1,000,000     Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development         1,050,470
                  LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%),
                  9/1/2022
    1,530,000     Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25%                   1,620,316
                  (Cincinnati Children's Hospital Medical Center)/(FGIC INS), 5/15/2023
    2,400,000     Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan          2,552,256
                  Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010@101)/(Original Issue
                  Yield: 5.78%), 12/1/2025
    1,000,000     Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment            1,048,740
                  Corp.)/(MBIA Insurance Corp. INS), 6/1/2033
    3,000,000     Hamilton County, OH, Health Care Refunding Revenue Bonds (Series 2006A), 5.00% (Life Enriching           3,013,470
                  Communities), 1/1/2037
    1,595,000     Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (United States               1,669,598
                  Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032
      405,000     Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (AMBAC INS)/(Original          420,309
                  Issue Yield: 5.62%), 12/1/2032
    1,310,000     Hamilton, OH City School District, School Facilities Construction & Improvment UT GO Bonds, 5.00%        1,377,845
                  (FSA INS), 12/1/2029
    2,000,000     Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original        2,101,500
                  Issue Yield: 5.75%), 12/1/2024
    1,000,000     Heath, OH City School District, School Improvement UT GO Bonds (Series A), 5.50% (FGIC                   1,054,890
                  INS)/(Original Issue Yield: 5.635%), 12/1/2027
    2,000,000     Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (MBIA Insurance Corp. INS),              2,109,840
                  12/1/2027
    1,010,000     Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue             1,075,488
                  Yield: 6.09%), 5/1/2024
    1,500,000     Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue              1,594,515
                  Yield: 5.90%), 12/1/2021
    2,000,000     Licking Heights, OH Local School District, School Facilites Construction & Improvement UT GO             2,109,780
                  Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield:
                  5.58%), 12/1/2024
    2,070,000     Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.25%              2,277,994
                  (United States Treasury PRF 12/1/2016@100), 12/1/2030
    1,500,000     Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal          1,502,250
                  at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021
    1,000,000     Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare            1,039,410
                  Partners)/(Original Issue Yield: 5.52%), 10/1/2033
    1,500,000     Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A),           1,596,870
                  6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030
      355,000     Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010@100),          374,351
                  12/1/2021
    1,000,000     Marysville, OH Wastewater Treatment System, Revenue Bonds (Series 2007), 4.75% (XL Capital               1,005,750
                  Assurance Inc. INS), 12/1/2047
    1,000,000     Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023                             1,063,280
    1,000,000     Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper              1,042,770
                  Valley Medical Center, OH), 5/15/2021
      400,000     Montgomery County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Franciscan Health            412,760
                  Care)/(United States Treasury PRF 1/1/2010@100)/(Original Issue Yield: 5.551%), 7/1/2018
    1,000,000     Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(FHLMC            1,007,350
                  GTD), 11/1/2035
    1,415,000     Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025                             1,484,901
    1,035,000     Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GNMA Home Mortgage Program        1,039,223
                  COL GTD), 9/1/2022
    2,500,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  2,545,700
                  (Cleveland Electric Illuminating Co.), 12/1/2013
    2,000,000     Ohio State Higher Educational Facilities Commission, Higher Education Facility Revenue Bonds             2,055,780
                  (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041
    1,000,000     Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds,          1,044,750
                  5.125% (Oberlin College), 10/1/2024
    1,875,000     Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (Series 2007A), 5.25%        1,936,387
                  (University Hospitals Health System, Inc.), 1/15/2046
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case           1,075,820
                  Western Reserve University, OH), 10/1/2022
    1,510,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006), 5.00%                  1,588,112
                  (University of Dayton)/(AMBAC INS), 12/1/2030
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006A), 4.60%                   973,080
                  (Franciscan University of Steubenville)/(Radian Asset Assurance INS), 5/1/2031
    2,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster),          2,077,920
                  9/1/2020
    1,500,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (John Carroll                  1,559,625
                  University, OH), 4/1/2032
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein                     1,045,050
                  College)/(CDC IXIS Financial Guaranty NA INS), 12/1/2035
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of                 1,041,870
                  Dayton)/(AMBAC INS), 12/1/2027
      500,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                 530,050
                  College), 12/1/2021
    1,070,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace               1,133,644
                  College)/(Original Issue Yield: 5.53%), 12/1/2023
      610,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace                 646,283
                  College)/(Original Issue Yield: 5.61%), 12/1/2024
    2,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll                  2,110,620
                  University, OH)/(Original Issue Yield: 6.05%), 4/1/2020
      750,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Mount Union College),           777,697
                  10/1/2031
    2,000,000     Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023                    2,120,160
    2,000,000     Ohio State Water Development Authority, PCRBs, 5.10%, 12/1/2022                                          2,107,140
      250,000     Ohio State, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 2/1/2008@101), 2/1/2012              254,973
      250,000     Ohio State, UT GO Bonds, 5.00% (United States Treasury PRF 8/1/2007@101)/(Original Issue Yield:            252,962
                  5.00%), 8/1/2008
    1,000,000     Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste             1,000,400
                  Management, Inc.), Mandatory Tender 11/1/2007
    1,835,000     Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (United States           1,960,239
                  Treasury PRF 12/1/2014@100)/(Original Issue Yield: 5.15%), 12/1/2028
    1,000,000     Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General             1,031,670
                  Hospital Association)/(United States Treasury PRF 11/1/2008@101)/
                  (Original Issue Yield: 5.45%), 11/1/2029
      500,000     Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A),               519,100
                  7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034
    1,000,000     Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75%        1,050,070
                  (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019
    1,000,000     Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA INS), 1/15/2031                  1,050,770
    1,500,000     Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO             1,621,365
                  Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032
    2,000,000     Springboro, OH Commuity School District, School Improvement UT GO Bonds, 5.00% (United States            2,128,600
                  Treasury PRF 6/1/2014@100)/(Original Issue Yield: 5.03%), 12/1/2032
    1,000,000     Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity             1,059,900
                  Health System Obligated Group)/(Original Issue Yield: 6.55%), 10/1/2020
      500,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond          541,210
                  Fund), 11/15/2032
      850,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond          854,905
                  Fund), 11/15/2025
    1,500,000     Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021                     1,802,460
    1,375,000     Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park            1,437,288
                  Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023
    2,000,000     Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset           2,140,700
                  Assurance INS), 10/1/2026
      100,000     University of Cincinnati, OH, General Receipts Revenue Bonds (Series AO), 5.75% (United States             105,593
                  Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.90%), 6/1/2019
    1,025,000     University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS),          1,067,343
                  6/1/2026
    1,000,000     Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield:           1,066,690
                  5.83%), 12/1/2024
    1,995,000     Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights              2,132,336
                  Project)/(GNMA Home Mortgage Program COL GTD), 2/20/2043
                     TOTAL                                                                                               115,190,382
                  PUERTO RICO--3.5%
      785,000 1,2 Puerto Rico Electric Power Authority, DRIVERs (Series 1817), 4.064% (FSA INS), 1/1/2015                    783,823
    1,000,000     Puerto Rico (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017                                         1,054,280
      990,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                 1,067,606
                  Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico
                  Project)/(Original Issue Yield: 6.65%), 6/1/2026
      470,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                   486,121
                  Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez
                  University System), 3/1/2026
    1,000,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities                 1,027,030
                  Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez
                  University System), 3/1/2036
                     TOTAL                                                                                                 4,418,860
                  VIRGIN ISLANDS--0.3%
      305,000     Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/                              305,253
                  (Original Issue Yield: 6.522%), 3/1/2025
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $115,330,191)                                                119,914,495
                  SHORT-TERM MUNICIPALS --3.0%3
                  OHIO--2.6%
    3,300,000     Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center,            3,300,000
                  Inc.)/(U.S. Bank, N.A. LOC), 3.790%, 6/7/2007
                  PUERTO RICO--0.4%
      500,000     Puerto Rico (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.610%,             500,000
                  6/6/2007
                     TOTAL SHORT-TERM MUNICIPALS                                                                           3,800,000
                     (AT AMORTIZED COST)
                     TOTAL MUNICIPAL INVESTMENTS --- 99.0%                                                               123,714,495
                     (IDENTIFIED COST $119,130,191)4
                     OTHER ASSETS AND LIABILITIES --- NET --- 1.0%                                                         1,200,137
                     TOTAL NET ASSETS --- 100%                                                                         $ 124,914,632

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.8% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, this restricted security amounted to $783,823, which represented 0.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2007, this liquid restricted security amounted to $783,823, which represented 0.6% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At May 31, 2007, the cost of investments for federal tax purposes was $119,127,932. The net unrealized appreciation of investments for federal tax purposes was $4,586,563. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,751,463 and net unrealized depreciation from investments for those securities having an excess of cost over value of $164,900.

   Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
   {circle}for investments in other open-end registered investment companies, based on net asset value; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.
Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


   The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 COL     --Collateralized
 DRIVERs --Derivative Inverse Tax-Exempt Receipts
 EDRBs   --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLMC   --Federal Home Loan Mortgage Corporation
 FSA     --Financial Security Assurance
 GDB     --Government Development Bank
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HFA     --Housing Finance Authority
 INS     --Insured
 LIQ     --Liquidity Agreement
 LOC     --Letter of Credit
 LT      --Limited Tax
 MFH     --Multifamily Housing
 PCR     --Pollution Control Revenue
 PCRBs   --Pollution Control Revenue Bonds
 PRF     --Prerefunded
 SFM     --Single Family Mortgage
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes





FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   MUNICIPAL BONDS-99.2%
                   PENNSYLVANIA-98.4%
  $  1,500,000     Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront     $   1,618,065
                   Project)/(United States Treasury PRF 12/15/2010@101),12/15/2018
     4,250,000     Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125%           4,489,530
                   (Pittsburgh International Airport)/(FGIC INS), 1/1/2017
     2,500,000     Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny        2,967,675
                   Health System)/(Original Issue Yield: 9.70%), 11/15/2030
     2,000,000     Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional            2,001,600
                   Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023
       100,000     Allegheny County, PA HDA, Revenue Bonds (Series B), 4.90% (UPMC Health System)/                           101,196
                   (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%), 7/1/2008
     2,000,000     Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield:            2,091,820
                   5.60%), 11/15/2032
     1,500,000     Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/                     1,531,425
                   (Original Issue Yield: 5.50%), 1/1/2018
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95%           1,053,450
                   (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032
     1,000,000     Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25%           1,004,080
                   (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016
     2,200,000     Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series              2,178,330
                   2006A), 4.75% (Robert Morris University), 2/15/2026
       250,000     Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125%                259,195
                   (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032
     1,000,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo        1,029,480
                   PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024
     3,185,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50%        3,273,097
                   (Marathon Oil Corp.), 12/1/2029
     1,250,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60%        1,286,650
                   (Marathon Oil Corp.), 9/1/2030
     1,385,000     Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50%        1,454,485
                   (United States Steel Corp.), 11/1/2016
     1,500,000     Allegheny County, PA IDA, Health Care Facilities Revenue Refunding Bonds (Series 1998), 5.75%           1,500,645
                   (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023
       900,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc.            992,511
                   Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031
     1,000,000     Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc.         1,023,970
                   Project), 9/1/2031
     3,000,000     Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00%          3,139,140
                   (United States Treasury PRF 3/1/2009@101)/(Original Issue Yield: 6.05%), 3/1/2019
       455,000     Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series                             465,829
                   2001KK-1),  5.375% (GNMA Collateralized Home Mortgage Program GTD), 5/1/2022
       320,000     Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA          330,461
                   Collateralized Home Mortgage Program COL), 5/1/2020
       100,000     Allegheny County, PA, UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS                          102,496
                   10/1/2009@100)/(United States Treasury PRF 10/1/2009@100)/(Original Issue Yield: 5.03%),
                   10/1/2016
     2,000,000     Allegheny County, PA, Refunding UT GO Notes (C-59B), 4.139% (FSA INS), 11/1/2026                        1,999,000
       200,000     Altoona, PA City Authority, Revenue Refunding Bonds, 4.85% (FGIC INS)/(Original Issue Yield:              200,788
                   4.95%), 11/1/2009
     2,000,000     Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series        2,073,840
                   1999), 5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF
                   9/1/2009@100)/(Original Issue Yield: 5.55%), 9/1/2020
     3,000,000     Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70%             2,990,160
                   (International Paper Co.), 3/1/2019
     1,000,000     Bucks County, PA Community College Authority, College Building Revenue Bonds (Series 1996),             1,001,320
                   5.50% (Original Issue Yield: 5.70%), 6/15/2017
     1,300,000     Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice,           1,375,101
                   Inc.), 1/1/2035
       750,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States              825,525
                   Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.12%), 10/1/2027
       500,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States              550,350
                   Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.16%), 10/1/2034
     2,000,000     Bucks County, PA IDA, Revenue Bonds (Series 2007A), 5.00% (School Lane Charter School),                 1,984,520
                   3/15/2037
     1,000,000     Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory         1,003,650
                   Tender 2/1/2008
       500,000     Bucks County, PA Water & Sewer Authority, Revenue Bonds, 5.25% (Neshaminy Interceptor Sewer               514,155
                   System)/(United States Treasury PRF 6/1/2009@100)/(Original Issue Yield: 5.30%), 6/1/2011
     1,140,000     Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project), 5/1/2010        1,188,689
     1,055,000     Catasauqua, PA Area School District, UT GO Bonds, 5.00% (FSA INS), 2/15/2031                            1,105,745
       250,000     Center City District, PA, Refunding Revenue Bonds, 4.75% (AMBAC INS), 12/1/2025                           255,860
     1,100,000     Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group               1,110,065
                   Project)/(Original Issue Yield: 5.60%), 6/1/2025
     2,000,000     Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031            2,029,640
     2,000,000     Chester County, PA IDA, 5.00% (Aqua Pennsylvania, Inc.)/(FGIC INS), 2/1/2041                            2,059,380
     1,575,000     Commonwealth of Pennsylvania, UT GO Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007                1,577,835
       200,000     Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011                     206,358
       330,000     Conneaut, PA School District, UT GO Refunding Bonds, 4.90% (FSA INS)/(Original Issue Yield:               336,824
                   5.00%), 5/1/2009
     1,000,000     Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999),           1,026,570
                   6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%),
                   8/15/2019
     1,250,000     Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson           1,315,812
                   College)/(United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.70%), 11/1/2025
     1,000,000     Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A),           1,145,940
                   7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF
                   1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025
     3,500,000     Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran         3,505,145
                   Social Ministries), 1/1/2036
     2,650,000     Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann          2,677,109
                   College)/(Original Issue Yield: 5.48%), 10/1/2018
       495,000     Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/                      510,281
                   (Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019
     2,305,000     Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/                    2,394,134
                   (United States Treasury PRF 7/1/2009@100)/(Original Issue Yield: 5.95%), 7/1/2019
     2,875,000     Delaware County, PA Authority, Revenue Bonds, 5.00% (Elwyn, Inc.)/(Radian Asset Assurance INS),         2,974,590
                   6/1/2022
       750,000     Delaware County, PA, UT GO Bonds, 5.125%, 10/1/2010                                                       771,780
     1,000,000     Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds        1,071,330
                   (Series 2003), 5.25%, 7/1/2020
     1,500,000     Delaware River Port Authority Revenue, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019           1,577,025
     2,000,000     Delaware River Port Authority Revenue, Revenue Bonds, 6.00% (FSA INS), 1/1/2018                         2,102,700
    10,000,000     Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B),         11,127,800
                   5.60% (AMBAC INS), 7/1/2017
     1,000,000     Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A),          1,145,930
                   5.50% (AMBAC INS), 8/1/2028
     2,000,000     Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017                          2,243,000
     4,100,000     Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St.           4,280,236
                   Mary's Home of Erie)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 6.05%),
                   8/15/2019
     1,500,000     Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health                    1,563,480
                   Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 11/1/2035
       570,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),             579,137
                   5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023
       100,000     Gateway, PA School District, UT GO Bonds, 4.80% (FGIC INS)/(Original Issue Yield: 4.90%),                 100,115
                   7/15/2007
       100,000     Gateway, PA School District, UT GO Bonds, 5.00% (FGIC INS), 7/15/2008                                     100,139
     2,765,000 1,2 Geisinger Authority, PA Health System, DRIVERs (Series 1834), 4.631% (Geisinger Health System),         2,760,853
                   2/1/2015
       500,000     Grove City Area Hospital Authority, Revenue Bonds, 5.25% (United Community Hospital)/                     505,855
                   (American Capital Access INS)/(Original Issue Yield: 5.30%), 7/1/2012
     1,500,000   1 Harrisburg, PA Authority, University Revenue Bonds (Series 2006A), 5.40% (Harrisburg University         1,512,915
                   of Science & Technology), 9/1/2016
     2,000,000     Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/                      2,086,740
                   (AMBAC INS), 11/1/2029
       800,000     Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00%                 800,920
                   (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018
       500,000     Jim Thorpe Area School District, PA, UT GO Bonds (Series 1997AA), 5.30% (MBIA Insurance Corp.             538,845
                   INS)/(Original Issue Yield: 5.45%), 3/15/2016
     1,000,000     Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875%              1,052,130
                   (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031
     1,585,000     Lancaster County, PA Hospital Authority, Health Center Revenue Bonds, 5.00% (Masonic Homes),            1,612,325
                   11/1/2036
     1,000,000     Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General                        1,084,930
                   Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026
     2,000,000     Lancaster County, PA, UT GO Bonds, Series A, 5.80% (United States Treasury PRF                          2,107,120
                   5/1/2010@100)/(Original Issue Yield: 5.84%), 5/1/2015
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,041,390
                   College), 4/15/2027
     1,000,000     Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall             1,053,920
                   College), 4/15/2019
       250,000     Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/                     277,345
                   (United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.70%), 5/1/2022
     1,000,000     Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango            1,075,450
                   Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), 11/15/2031
     1,000,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan           1,064,800
                   Hospital)/(Original Issue Yield: 5.92%), 11/15/2022
     2,000,000     Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital          2,129,620
                   of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%),
                   8/15/2023
     3,000,000     Lehigh County, PA General Purpose Authority, Revenue Bonds, 4.611% (St. Lukes Hospital of               2,997,000
                   Bethlehem), 8/15/2042
     1,000,000     Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA         1,050,090
                   Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025
     1,000,000     Lower Merion Township, PA School District, UT GO Bonds, 4.65% (United States Treasury PRF               1,008,920
                   5/15/2008@100)/(Original Issue Yield: 4.75%), 5/15/2010
       375,000     Lower Merion Township, PA School District, UT GO Bonds, 4.75% (United States Treasury PRF                 378,694
                   5/15/2008@100)/(Original Issue Yield: 4.85%), 5/15/2011
     1,000,000     Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021            1,010,020
       700,000     Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence           700,588
                   Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022
     1,000,000     Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital,                1,006,940
                   PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022
     1,000,000     McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical          1,048,040
                   Center)/(American Capital Access INS), 10/1/2030
     1,000,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono              1,050,250
                   Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022
     2,360,000     Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical                    2,394,810
                   Center)/(United States Treasury PRF 7/1/2008@100)/(Original Issue Yield: 5.40%), 7/1/2015
     1,000,000     Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/                     1,069,160
                   (Original Issue Yield: 6.17%), 1/1/2043
     1,500,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006),        1,549,665
                   5.00% (Arcadia University)/(Radian Asset Assurance INS), 4/1/2036
     2,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series               2,090,640
                   2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial Guaranty N.A. INS), 5/1/2031
     1,250,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25%                1,363,375
                   (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/(Original Issue
                   Yield: 7.472%), 12/1/2024
     1,000,000     Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh           1,055,260
                   Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035
     2,500,000     Montgomery County, PA IDA, Retirement Communities Revenue Bonds (Series 2006A), 4.50% (ACTS             2,322,850
                   Retirement Life Communities, Inc)/(Original Issue Yield: 4.58%), 11/15/2036
     1,000,000     Montgomery County, PA IDA, Revenue Bonds (Series 2006A), 5.00% (Foulkeways at Gwynedd),                 1,007,930
                   12/1/2030
     1,000,000     Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial          1,046,410
                   Hospital)/(Original Issue Yield: 5.75%), 7/1/2032
       500,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),               514,465
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.85%),
                   12/1/2017
     2,300,000     Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997),             2,366,539
                   5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.90%),
                   12/1/2027
     1,000,000     North Hills, PA School District, GO Bonds, Series 2000, 5.50% (FGIC INS)/(Original Issue Yield:         1,050,160
                   5.576%), 7/15/2024
       150,000     North Penn, PA School District, UT GO Bonds, 4.50% (FSA INS)/(Original Issue Yield:                       152,268
                   4.60%), 9/1/2010
     1,000,000     Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service,        1,058,430
                   Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033
     3,000,000     Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%),                3,168,090
                   4/1/2024
     1,000,000     Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In U.S. Treasuries             1,144,590
                   COL)/(Original Issue Yield: 6.843%), 9/1/2016
     1,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.),        1,037,670
                   11/1/2027
     1,700,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating),          1,701,462
                   1/1/2009
     2,000,000     Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services,                    1,940,600
                   Inc.)/(Original Issue Yield: 5.668%), 6/1/2028
     1,000,000     Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center,                   1,054,270
                   Inc.)/(Radian Asset Assurance INS), 12/1/2030
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste                 1,007,630
                   Management, Inc.), Mandatory Tender 11/1/2014
     1,000,000     Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management,              1,016,000
                   Inc.), 10/1/2027
     1,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021                                  1,033,010
       355,000     Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022                                       361,674
     2,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031                                  1,960,720
     3,000,000     Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037                                 2,985,720
     2,590,000     Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%        2,784,043
                   (MBIA Insurance Corp. INS), 12/15/2019
     1,000,000     Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007),          1,049,770
                   5.00% (Bryn Mawr College)/(AMBAC INS), 12/1/2037
     2,000,000     Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds,         2,070,400
                   5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%),
                   3/15/2025
     1,500,000 1,2 Pennsylvania State Higher Education Facilities Authority, Residual Interest Tax-Exempt                  1,497,000
                   Securities (Series PA-1495), 4.650% (Foundation for Indiana University of Pennsylvania )/(XL
                   Capital Assurance Inc. INS), 7/1/2039
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00%           1,609,995
                   (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022
     1,330,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25%           1,409,733
                   (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018
     1,490,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25%         1,567,048
                   (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018
     1,350,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25%           1,385,761
                   (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00%        1,033,770
                   (Elizabethtown College)/(Radian Asset Assurance INS), 12/15/2027
     1,160,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25%             1,211,260
                   (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024
     1,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00%            1,302,237
                   (York College of Pennsylvania)/(XL Capital Assurance Inc. INS), 11/1/2033
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia            1,014,480
                   University)/(Original Issue Yield: 5.22%), 6/1/2035
     2,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00%                          2,580,900
                   (Ursinus College)/(Radian Asset Assurance INS), 1/1/2036
       750,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener                   759,450
                   University), 7/15/2039
     1,000,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener                 1,040,780
                   University)/(Original Issue Yield: 5.42%), 7/15/2024
     3,150,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia            3,152,614
                   College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028
       450,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming                  472,802
                   College)/(Radian Asset Assurance INS), 11/1/2027
     1,250,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus                 1,303,413
                   College)/(Radian Asset Assurance INS), 1/1/2027
     2,495,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia            2,663,862
                   University)/(Radian Asset Assurance INS), 6/1/2024
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series A), 6.00% (UPMC         1,608,945
                   Health System)/(Original Issue Yield: 6.16%), 1/15/2031
     1,500,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series         1,544,085
                   2003A), 5.00% (California University of Pennsylvania )/(American Capital Access INS)/(Original
                   Issue Yield: 5.08%), 7/1/2023
     2,000,000     Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.000%         2,109,520
                   (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039
     1,500,000     Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC INS), 7/1/2020                                1,617,660
       750,000     Pennsylvania State Public School Building Authority, Revenue Bonds, 5.00% (Career Institute of            783,503
                   Technology)/(FGIC INS), 11/15/2028
     1,000,000     Pennsylvania State Turnpike Commission, Revenue Refunding Bonds (Series S), 5.00% (FGIC INS),           1,043,770
                   6/1/2011
     7,740,000     Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC             8,164,462
                   INS), 12/1/2026
     1,500,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029                                           1,571,115
     1,000,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035                                           1,043,880
     1,600,000     Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A),          1,661,888
                   5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035
     2,120,000     Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50%        2,258,754
                   (FSA INS), 10/1/2021
     3,000,000     Philadelphia, PA Authority for IDRBs (Series 2001B), 5.25% (Philadelphia Corp. for Aging                3,134,220
                   Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023
     5,000,000     Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC         5,204,500
                   INS), 10/1/2037
     1,020,000     Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45%              1,029,251
                   (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023
     1,250,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student            1,328,950
                   Housing Complex)/(American Capital Access INS), 7/1/2019
     1,000,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student           1,074,450
                   Housing Complex)/(American Capital Access INS), 7/1/2023
     1,000,000     Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF        1,080,440
                   8/1/2012@100), 8/1/2022
     4,100,000     Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (FGIC                   4,239,236
                   INS)/(Original Issue Yield: 5.10%), 11/1/2031
       500,000     Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.          545,155
                   INS), 8/1/2011
       500,000     Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp.          554,175
                   INS), 8/1/2012
     9,500,000     Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport                     9,698,645
                   System)/(AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017
     6,500,000     Philadelphia, PA, UT GO Bonds, 5.00% (CDC IXIS Financial Guaranty N.A. INS), 8/1/2026                   6,801,210
        50,000     Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series               51,493
                   1999), 5.00% (AMBAC INS), 2/1/2010
     2,880,000     Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC              3,054,701
                   INS)/(Original Issue Yield: 6.02%), 12/1/2020
       765,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%,               771,426
                   10/1/2016
       355,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%,               363,289
                   10/1/2009
     1,075,000     Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%,             1,095,930
                   10/1/2022
     1,285,000     Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park         1,219,298
                   Court)/(GNMA COL), 11/20/2047
     1,000,000     Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80%, 4/1/2028               997,330
     1,885,000     Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (MBIA                 2,017,195
                   Insurance Corp. INS), 9/1/2024
     2,855,000     Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%),            2,971,912
                   9/1/2019
    10,000,000   3 Pittsburgh, PA, UT GO Bonds (Series 2001A), 5.50%, 9/1/2015                                            10,677,200
     1,500,000     Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%),             1,561,425
                   9/1/2024
     2,165,000     Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027                                     2,280,676
     2,040,000     Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%),             2,146,060
                   10/15/2020
       310,000     Saucon Valley School District, PA, UT GO Bonds, 4.75% (United States Treasury PRF                         312,784
                   4/15/2008@100)/(Original Issue Yield: 4.80%), 10/15/2010
     1,000,000     Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS),          1,044,600
                   3/1/2030
     3,000,000 1,2 Sayre, PA, Health Care Facilities Authority, Municipal Securities Trust Certificates (Series            2,995,500
                   7047), 4.675% (Guthrie Healthcare System, PA)/(Bear Stearns & Co., Inc. GTD), 12/23/2026
       390,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie                 413,997
                   Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021
     1,110,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie               1,201,564
                   Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.90%),
                   12/1/2021
       225,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie                240,172
                   Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031
       775,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie                842,890
                   Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 6.00%),
                   12/1/2031
     1,000,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF                             1,118,360
                   9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031
     1,295,000     Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital,                    1,342,164
                   Inc.)/(Radian Asset Assurance INS), 12/1/2029
       540,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                      577,438
                   Group)/(Escrowed In Treasuries COL), 5/15/2026
     2,460,000     Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated                    2,635,693
                   Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026
       200,000     Southmoreland, PA School District, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.80%),          200,626
                   10/1/2007
       500,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic              512,810
                   Health East)/(Original Issue Yield: 5.15%), 11/15/2021
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic           1,088,540
                   Health East)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 5.42%),
                   11/15/2034
     1,000,000     St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic            1,096,530
                   Health East)/(United States Treasury PRF 11/15/2014@100), 11/15/2024
     1,500,000 1,2 St. Mary Hospital Authority, PA, RITES (Series PA-1485), 5.530% (Catholic Health East),                 1,494,000
                   11/15/2034
       400,000     State Public School Building Authority, PA, Revenue Bonds, 4.90% (Garnet Valley School District           410,628
                   Project)/(United States Treasury COL), 2/1/2010
     2,000,000     State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA              2,096,960
                   School District)/(XL Capital Assurance Inc. INS), 3/15/2027
     2,000,000     State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA              2,092,500
                   School District)/(XL Capital Assurance Inc. INS), 3/15/2029
     1,000,000   1 Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999),          987,220
                   5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024
       200,000     Titusville, PA Area School District, UT GO Bonds, 4.95% (United States Treasury COL), 7/1/2007            200,180
     1,245,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,319,202
                   2002A), 5.25% (Bucknell University), 4/1/2021
     1,665,000     Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series               1,764,234
                   2002A), 5.25% (Bucknell University), 4/1/2022
     1,250,000     Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community                        1,313,838
                   Hospital)/(Radian Asset Assurance INS), 8/1/2024
       550,000     Unity Township, PA Municipal Authority, Sewer Revenue Bonds, 5.00% (FSA INS), 12/1/2034                   572,314
       400,000     Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In U.S. Treasuries COL),           534,204
                   12/15/2018
       745,000     Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45%                  760,019
                   (Victory Centre Project-Tanger Outlet Development ), 7/1/2035
     1,885,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020           1,991,352
     1,000,000     West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/                    1,061,930
                   (Original Issue Yield: 6.30%), 1/1/2032
       880,000     West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In U.S. Treasuries         1,074,612
                   COL), 11/15/2014
     1,000,000     Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone         1,127,610
                   Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023
     1,500,000     Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone         1,575,525
                   Presbyterian Seniorcare Obligated Group), 1/1/2026
        95,000     Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In U.S.           100,463
                   Treasuries COL), 7/1/2010
     3,000,000     Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00%             3,034,410
                   (Wilkes University), 3/1/2037
       200,000     Wissahickon, PA School District, UT GO Bonds, 5.00% (United States Treasury PRF                           201,122
                   11/15/2007@100)/(Original Issue Yield: 5.05%), 5/15/2010
     1,000,000     York County, PA Solid Waste & Refuse Authority, Solid Waste System Refunding Revenue Bonds,             1,098,540
                   5.50% (FGIC INS), 12/1/2014
                      TOTAL                                                                                              326,554,884
                   PUERTO RICO--0.8%
     1,000,000     Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States               1,065,200
                   Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026
     1,575,000 1,2 Puerto Rico Electric Power Authority, DRIVERs (Series 1817), 4.064% (FSA INS), 1/1/2015                 1,572,638
                      TOTAL                                                                                                2,637,838
                      TOTAL MUNICIPAL BONDS                                                                              329,192,722
                      (IDENTIFIED COST $317,908,190)
                   SHORT-TERM MUNICIPALS--0.4%4
                   PENNSYLVANIA--0.4%
       500,000     Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation                        500,000
                   Corp.)/(Barclays Bank PLC LOC), 3.880%, 6/1/2007
       800,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs           800,000
                   (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs),
                   3.870%, 6/1/2007
                      TOTAL SHORT TERM MUNICIPALS                                                                          1,300,000
                      (AT AMORTIZED COST)
                      TOTAL INVESTMENTS-99.6%                                                                            330,492,722
                      (IDENTIFIED COST $319,208,190)5
                      OTHER ASSETS AND LIABILITIES - NET-0.4%                                                              1,251,529
                      TOTAL NET ASSETS-100%                                                                            $ 331,744,251

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.2% of the Fund's portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2007, these restricted securities amounted to $13,849,606, which represented 4.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At May 31, 2007, these liquid restricted securities amounted to $10,319,991, which represented 3.1% of total net assets.

3    Underlying security in inverse floater structure.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At May 31, 2007, the cost of investments for federal tax purposes was $314,431,007. The net unrealized appreciation of investments for federal tax purposes was $11,061,715. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,689,040 and net unrealized depreciation from investments for those securities having an excess of cost over value of $627,325.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2007, is as follows:

SECURITY                                               ACQUISTION     ACQUISTION
                                                       DATE           COST
Allegheny County, PA IDA, Cargo Facilities Lease
Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT
LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024    9/23/1999     $370,000
Harrisburg, PA Authority, University Revenue
Bonds (Series 2006A), 5.40% (Harrisburg University of
Science & Technology), 9/1/2016                        12/15/2006     $1,500,000

Susquehanna , PA Area Regional Airport
Authority, Airport Facilities Revenue Bonds
(Series 1999), 5.50% (Aero Harrisburg)/
(Original Issue Yield: 5.85%), 1/1/2024                4/14/1999        $962,854

The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 COL     --Collateralized
 DRIVERs --Derivative Inverse Tax-Exempt Receipts
 EDFA    --Economic Development Financing Authority
 EDRBs   --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHA     --Federal Housing Administration
 FSA     --Financial Security Assurance
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 IDA     --Industrial Development Authority
 IDRBs   --Industrial Development Revenue Bonds
 INS     --Insured
 LIQ(s)  --Liquidity Agreement(s)
 LOC     --Letter of Credit
 LT      --Limited Tax
 MFH     --Multi-family Housing
 PRF     --Pre-refunded
 RITES   --Residual Interest Tax-Exempt Securities
 SFM     --Single Family Mortgage
 TOBs    --Tender Option Bonds
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes







FEDERATED VERMONT MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS--94.1%
                  PUERTO RICO--14.0%
  $ 1,000,000     Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 7/1/2009                  $  1,034,930
    1,000,000     Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds, (Series 2007VV), 5.25% (MBIA        1,123,820
                  Insurance Corp. INS), 7/1/2029
    1,000,000     Puerto Rico Highway and Transportation Authority, 5.50% (MBIA Insurance Corp. INS), 7/1/2020             1,134,120
      470,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         486,121
                  Authority, Higher Education Revenue Bonds, (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2026
      200,000     Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing         205,406
                  Authority, Higher Education Revenue Bonds, (Series 2006), 5.00% (Ana G. Mendez University System),
                  3/1/2036
                     TOTAL                                                                                                 3,984,397
                  VERMONT--79.7%
    1,250,000     Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2023            1,301,787
      490,000     Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2015                    487,976
      510,000     Burlington, VT Electric Authority, Revenue Bonds, (Series A), 4.00% (FSA INS), 7/1/2016                    505,390
      300,000     Burlington, VT Waterworks System, Revenue Refunding Bonds, (Series A), 4.80% (FGIC  INS)/(Original         300,255
                  Issue Yield: 4.85%), 7/1/2008
      295,000     Burlington, VT, COPs (Series 2005), 4.25% (Original Issue Yield: 4.32%), 5/1/2020                          290,094
      210,000     Burlington, VT, UT GO Bond, (Series A), 4.00% (Original Issue Yield: 4.13%), 11/1/2017                     210,025
      185,000     Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue Yield: 3.83%), 11/1/2014                    183,376
      200,000     Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.03%), 11/1/2016                    200,604
      220,000     Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue Yield: 4.22%), 11/1/2018                    218,440
      125,000     Burlington, VT, UT GO Public Improvement Bonds, (Series A), 3.60% (Original Issue Yield: 3.72%),           123,116
                  11/1/2013
      100,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.30% (AMBAC                        98,609
                  INS)/(Original Issue Yield: 3.32%), 1/1/2010
      310,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.40% (AMBAC                       305,672
                  INS)/(Original Issue Yield: 3.52%), 1/1/2011
      205,000     Chittenden, VT Solid Waste District, UT GO Refunding Bonds, (Series A), 3.50% (AMBAC                       202,177
                  INS)/(Original Issue Yield: 3.62%), 1/1/2012
       25,000     Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS), 7/15/2009                                      25,368
      515,000     St. Johnsbury, VT School District, UT GO Bonds, 4.65% (AMBAC INS), 9/1/2007                                516,107
      520,000     St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC INS), 9/1/2008                                526,640
      340,000     Swanton Village, VT Electric System, Revenue Refunding Bonds, 5.75% (MBIA Insurance Corp.                  350,098
                  INS)/(Original Issue Yield: 5.85%), 12/1/2019
      250,000     University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2021            264,370
      650,000     University of Vermont & State Agricultural College, Revenue Bonds, 5.25% (AMBAC INS), 10/1/2023            686,718
    1,000,000     Vermont EDA, Mortgage Revenue Bonds, (Series 2006A), 5.375% (Wake Robin Corp.), 5/1/2036                 1,017,600
    1,000,000     Vermont Educational and Health Buildings Financing Agency, Hospital Revenue Bonds, (Series 2007A),         966,140
                  4.75% (Fletcher Allen Health Care)/(Original Issue Yield: 5.10%), 12/1/2036
    1,000,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, (Series              1,044,470
                  2004A), 5.00% (Fletcher Allen Health Care)/(FGIC INS), 12/1/2023
       50,000     Vermont Educational and Health Buildings Financing Agency, Refunding Revenue Bonds, 5.00% (St.              51,402
                  Michael's College)/(AMBAC INS)/(Original Issue Yield: 5.05%), 10/1/2023
        3,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bond, 3.58% TOBs (Middlebury              2,989
                  College ), Mandatory Tender 11/1/2007
      500,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 2002A), 5.00%            517,710
                  (Middlebury College )/(Original Issue Yield: 5.20%), 11/1/2032
      225,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 2004A), 4.25%            225,131
                  (Landmark College, Inc.)/(Radian Asset Assurance INS)/(Original Issue Yield: 4.32%), 7/1/2015
    1,300,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 2006A), 4.75%          1,287,741
                  (Vermont Developmental & Mental Health Services Acquisition Pool)/(Radian Asset Assurance INS),
                  8/15/2036
      600,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series 2006A), 5.00%            620,748
                  (Middlebury College ), 10/31/2046
       50,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.25% (St. Michael's              49,078
                  College)/(Original Issue Yield: 3.33%), 10/1/2009
      140,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 3.875% (St. Michael's            139,607
                  College)/(Original Issue Yield: 3.93%), 10/1/2011
      195,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.00% (St. Michael's             194,899
                  College)/(Original Issue Yield: 4.10%), 10/1/2012
      125,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.125% (St. Michael's            125,444
                  College)/(Original Issue Yield: 4.23%), 10/1/2013
      385,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.25% (St. Michael's             388,068
                  College)/(Original Issue Yield: 4.35%), 10/1/2014
      370,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, 4.375% (St. Michael's            374,473
                  College)/(Original Issue Yield: 4.45%), 10/1/2015
       65,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30%                 66,437
                  (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008
       55,000     Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, (Series A), 5.30%                 56,901
                  (Fletcher Allen Health Care)/(AMBAC INS)/(Original Issue Yield: 5.38%), 12/1/2009
      200,000     Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, (Series 1996),         200,800
                  4.625% (Central Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.75%),
                  11/15/2007
       80,000     Vermont HFA, Revenue Bonds, (Series 11A), 5.05% (Vermont HFA SFM)/(FSA INS), 11/1/2008                      80,246
       90,000     Vermont HFA, Revenue Bonds, (Series 11A), 5.15% (Vermont HFA SFM)/(FSA INS), 11/1/2009                      90,321
       50,000     Vermont HFA, Revenue Bonds, (Series 12B), 5.50% (Vermont HFA SFM)/(FSA INS), 11/1/2008                      50,264
       65,000     Vermont HFA, Revenue Bonds, (Series 12B), 5.60% (Vermont HFA SFM)/(FSA INS), 11/1/2009                      65,375
       70,000     Vermont HFA, Revenue Bonds, (Series 9), 4.55% (Vermont HFA SFM)/(MBIA Insurance Corp. INS),                 70,358
                  5/1/2008
      205,000     Vermont HFA, Revenue Bonds, (Series A), 4.45% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2008             205,349
      130,000     Vermont HFA, Revenue Bonds, (Series A), 4.55% (Vermont HFA MFH)/(HUD Section 8 INS), 2/15/2009             130,549
      500,000     Vermont HFA, SFH Bonds, (Series 24A), 4.85% (Vermont HFA SFM)/(FSA INS), 11/1/2036                         493,800
    1,000,000   1 Vermont HFA, SFH Revenue Bonds, (Series 25A), 5.10% (Vermont HFA SFM)/(FSA INS), 11/1/2031               1,017,760
      860,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.60% (MBIA Insurance Corp. INS)/(Original         863,827
                  Issue Yield: 4.65%), 12/1/2007
      100,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80% (MBIA Insurance Corp. INS)/(Original         101,489
                  Issue Yield: 4.95%), 12/1/2008
      340,000     Vermont Municipal Bond Bank, Revenue Bonds, (Series A), 4.80% (MBIA Insurance Corp. INS)/(Original         348,469
                  Issue Yield: 4.85%), 12/1/2009
      665,000     Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series 2), 4.40% (FSA INS)/                         667,308
                  (Original Issue Yield: 4.45%), 12/1/2007
      740,000     Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.00% (MBIA Insurance          772,701
                  Corp. INS), 7/1/2011
      500,000     Vermont Public Power Supply Authority, Revenue Refunding Bonds, (Series E), 5.25% (MBIA Insurance          544,230
                  Corp. INS), 7/1/2015
      665,000     Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.03%),                677,921
                  3/1/2026
      545,000     Vermont State Student Assistance Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.08%),                554,216
                  3/1/2034
      500,000     Vermont State, UT GO Bonds, 4.00%, 3/1/2022                                                                487,450
    1,215,000     Vermont State, UT GO Refunding Bonds, (Series C), 5.00%, 3/1/2015                                        1,306,696
                     TOTAL
                  VIRGIN ISLANDS--0.4%
      100,000     Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds, (Series 2004A), 5.25% (Virgin          105,529
                  Islands Matching Fund), 10/1/2024
                     TOTAL MUNICIPAL BONDS                                                                                26,744,715
                     (IDENTIFIED COST $26,625,761)
                  SHORT-TERM MUNICIPAL--4.9%2
                  PUERTO RICO--4.9%
    1,400,000     Puerto Rico (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.610%,           1,400,000
                  6/6/2007 (AT AMORTIZED COST)
                     TOTAL MUNICIPAL INVESTMENTS--99.0%                                                                   28,144,715
                     (IDENTIFIED COST $28,025,761 )3
                     OTHER ASSETS AND LIABILITIES - NET- 1.0%                                                                295,415
                     TOTAL NET ASSETS--100%                                                                             $ 28,440,130

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.8% of the Fund's portfolio as calculated based upon total market value.

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 At May 31, 2007, the cost of investments for federal tax purposes was $28,023,828. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $120,887. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $283,396 and net unrealized depreciation from investments for those securities having an excess of cost over value of $162,509.

    At May 31, 2007, the Fund had the following outstanding futures contracts:

    DESCRIPTION                  NUMBER OF  NOTIONAL    EXPIRATION    UNREALIZED
                                 CONTRACTS  VALUE       DATE        APPRECIATION
    4 U.S. Treasury Notes
        10 Year Short Futures    10         $1,063,906  June 2007        $16,364

4    Non-income producing security.


Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COPs  --Certificates of Participation
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GDB   --Government Development Bank
 GO    --General Obligation
 HFA   --Housing Finance Authority
 HUD   --Housing and Urban Development
 INS   --Insured
 LIQ   --Liquidity Agreement
 MFH   --Multifamily Housing
 SFH   --Single Family Housing
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007